(AHA INVESTMENT FUNDS, INC. LOGO)

                                 AHA INVESTMENT
                                  FUNDS, INC.

                       o   AHA LIMITED MATURITY FIXED INCOME FUND
                       o   AHA FULL MATURITY FIXED INCOME FUND
                       o   AHA BALANCED FUND
                       o   AHA DIVERSIFIED EQUITY FUND

                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2002

                                WWW.AHAFUNDS.ORG

AHA INVESTMENT FUNDS, INC.
SHAREHOLDER LETTER

Dear Shareholders:

Although the fourth quarter of 2002 provided positive returns for both bonds and stocks, it likely did not provide relief from continued uneasiness of investors. As we discussed in our last letter, there were many factors that can explain the performance of the markets in 2002, but none was more important than "investor sentiment". By definition sentiment means, "the complex combination of feelings and opinions as a basis for action; a general emotionalized attitude". 2002 was full of events that understandably affected the emotions of investors.

However, it is important for investors to remember several key facts: the economy has shown sporadic signs of life, 2002 marked historic lows for interest rates and inflation, and bonds achieved their third straight year of above-average returns. For many investors, these facts will be overlooked as scandals involving well known companies, including pictures of some of America's top chief executive officers led away in handcuffs, are difficult to forget. The year 2002 may also generate memories of fear instilled by color-coded terrorist alerts and sniper attacks. This complex combination of events led to investor sentiment reaching all-time lows.

We asked the question earlier this year, "what will trigger a turnaround and when will it happen?" At that time we answered "no one knows." However, the positive fourth quarter returns for US stocks, bonds and even international markets may be the first indication of improving investor sentiment. Less bad news may have allowed investors to focus on the fact that the economy is expanding and that interest rates and inflation are at historic lows.

Perhaps investors realized that, regardless of the macroeconomic environment, some companies will grow their businesses faster and more successfully than predicted. Maybe they ignored the press headlines such as, "Christmas Retail Sales - Worst in 30 Years!" to read that third quarter earnings growth for America's largest companies accelerated by 15% on average versus 2001, while estimates for the fourth quarter are expected to be 19% ahead of last year.

This positive backdrop is partially responsible for the fourth quarter gains in the markets. Further, perhaps overall investor sentiment is actually improving, which will ultimately allow stock prices to reflect accurately the underlying characteristics of a corporation and its business proposition rather than focusing on whether earnings estimates were achieved by a penny or not. There are many other positive facts for investors to consider including stimulative monetary and fiscal policy and tax relief, not the least of which may finally end or significantly reduce the tax on corporate dividends. All of which should help lead to improved economic and investing environment. Yet, one very important and unknown negative factor continues to be the prospect of war. It is the wild-card that likely will keep investors uneasy.

We remain cautiously optimistic about 2003. We thank you and look forward to assisting you in anyway we can.

Sincerely,

/s/Douglas Peabody

Douglas Peabody
President

The information above reflects the opinions of Douglas Peabody and are not intended a s a forecast of future events, a guarantee of future results, nor investment advice. Mutual fund investing involves risk; loss of principal is possible.

The material must be preceded or accompanied by a prospectus. Read it carefully before you invest of send money. Distributed by Quasar Distributors, LLC.
02/03

AHA LIMITED MATURITY FIXED INCOME FUND
GROWTH OF $10,000

                    AHA Limited                               Merrill Lynch
                   Maturity Fixed           90 Day              1-3 Year
   Date             Income Fund             T-Bills          Treasury Index
   ----            --------------           -------          --------------
 12/22/88*<F1>        $10,000               $10,000              $10,000
 12/31/88             $10,020               $10,024              $10,008
 12/31/89             $10,828               $10,893              $11,096
 12/31/90             $11,709               $11,762              $12,176
 12/31/91             $13,214               $12,431              $13,597
 12/31/92             $13,688               $12,875              $14,454
 12/31/93             $14,366               $13,277              $15,239
 12/31/94             $14,413               $13,868              $15,327
 12/31/95             $15,933               $14,674              $17,012
 12/31/96             $16,584               $15,449              $17,862
 12/31/97             $17,568               $16,273              $19,050
 12/31/98             $18,675               $17,090              $20,386
 12/31/99             $19,188               $17,920              $21,012
 12/31/00             $20,649               $19,053              $22,692
 12/31/01             $22,340               $19,750              $24,574
 12/31/02             $23,553               $20,082              $26,059

*<F1> Inception date.

This chart assumes an initial gross investment of $10,000 made on December 22, 1988 (since inception) for the AHA Limited Maturity Fixed Income Fund, as well as the 90 Day T-Bill Index and the Merrill Lynch 1-3 Year Treasury Index. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                                           SIX MONTHS         ANNUALIZED
                                              ENDED      ---------------------
                                            12/31/02    FIVE YEAR    TEN YEAR
                                           ----------   ---------    --------
  AHA Limited Maturity Fixed Income
    Fund - Class I Shares                     3.13%       6.04%        5.58%
  90 Day T-Bills                              0.77%       4.30%        4.54%
  Merrill Lynch 1-3 Year Treasury Index       3.58%       6.47%        6.07%

90 Day T-Bills
-------------

This index is derived from secondary market interest rates as published by the Federal Reserve Bank in release H.15 (519). Average U.S. Treasury Bill rates expressed as annual percentage yields are converted back to daily rates based on 360 days per year. The daily rates are then transformed to 30-day compounded annual yields. This figure is divided by 12 and the resulting monthly "dividend" is reinvested at a constant $1 price to measure monthly performance. This process is repeated every month.

Merrill Lynch 1-3 Year Treasury Index
-------------------------------------

A subset of the Merrill Lynch Treasury Master Index. The maturity range on these securities is from one to three years. This index is available on a monthly basis in price-only and total return versions. The value was set at 100 on 12/31/1975.

AHA FULL MATURITY FIXED INCOME FUND
GROWTH OF $10,000

                    AHA Full Maturity             Lehman Government/Credit
   Date             Fixed Income Fund          Intermediate Total Return Index
   ----             -----------------          -------------------------------
 10/20/88*<F2>           $10,000                           $10,000
 12/31/88                $10,095                           $10,059
 12/31/89                $11,051                           $11,344
 12/31/90                $11,832                           $12,384
 12/31/91                $13,715                           $14,195
 12/31/92                $14,498                           $15,213
 12/31/93                $16,109                           $16,548
 12/31/94                $15,508                           $16,229
 12/31/95                $18,172                           $18,715
 12/31/96                $18,578                           $19,475
 12/31/97                $20,317                           $21,008
 12/31/98                $21,966                           $22,775
 12/31/99                $21,643                           $22,863
 12/31/00                $23,961                           $25,173
 12/31/01                $25,870                           $27,436
 12/31/02                $28,155                           $30,129

*<F2>  Inception date.

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Full Maturity Fixed Income Fund and the Lehman Government/Credit Intermediate Total Return Index. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                                           SIX MONTHS         ANNUALIZED
                                              ENDED      ---------------------
                                            12/31/02    FIVE YEAR    TEN YEAR
                                           ----------   ---------    --------
   AHA Full Maturity Fixed Income
     Fund - Class I Shares                    5.28%       6.74%        6.86%
   Lehman Government/Credit Intermediate
     Total Return Index                       6.29%       7.48%        7.07%

Lehman Government/Credit Intermediate Total Return Index
--------------------------------------------------------
A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

AHA BALANCED FUND
GROWTH OF $10,000

                   AHA          Standard & Poor's     Lehman Government/Credit
                 Balanced           500 Stock            Intermediate Total
   Date            Fund               Index                 Return Index
   ----          --------       -----------------     ------------------------
 10/20/88*<F3>   $10,000             $10,000                  $10,000
 12/31/88        $10,015             $10,308                  $10,059
 12/31/89        $11,740             $13,574                  $11,344
 12/31/90        $11,147             $13,151                  $12,384
 12/31/91        $14,255             $17,160                  $14,195
 12/31/92        $14,978             $18,468                  $15,213
 12/31/93        $16,587             $20,328                  $16,548
 12/31/94        $16,268             $20,595                  $16,229
 12/31/95        $20,337             $28,320                  $18,715
 12/31/96        $24,007             $34,809                  $19,475
 12/31/97        $29,876             $46,410                  $21,008
 12/31/98        $32,515             $59,681                  $22,775
 12/31/99        $37,534             $72,235                  $22,863
 12/31/00        $38,136             $65,669                  $25,173
 12/31/01        $38,618             $57,881                  $27,436
 12/31/02        $34,302             $45,091                  $30,129

*<F3>  Inception date.

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Balanced Fund, as well as the Standard & Poor's 500 Stock Index and the Lehman Government/Credit Intermediate Total Return Index. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                                           SIX MONTHS         ANNUALIZED
                                              ENDED     ---------------------
                                            12/31/02    FIVE YEAR    TEN YEAR
                                           ----------   ---------    --------
  AHA Balanced Fund - Class I Shares         (6.29%)      2.80%        8.64%
  Standard & Poor's 500 Stock Index         (10.30%)     (0.57%)       9.34%
  Lehman Government/Credit Intermediate
    Total Return Index                        6.29%       7.48%        7.07%

Standard & Poor's 500 Stock Index
---------------------------------

A market capitalization-weighted, price-only index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.

Lehman Government/Credit Intermediate Total Return Index
--------------------------------------------------------

A total return index consisting of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

AHA DIVERSIFIED EQUITY FUND
GROWTH OF $10,000

                           AHA Diversified            Standard & Poor's
   Date                      Equity Fund               500 Stock Index
   ----                    ---------------            -----------------
 10/20/88*<F4>                 $10,000                     $10,000
 12/31/88                      $10,121                     $10,308
 12/31/89                      $12,053                     $13,574
 12/31/90                      $11,138                     $13,151
 12/31/91                      $14,996                     $17,160
 12/31/92                      $16,422                     $18,468
 12/31/93                      $18,067                     $20,328
 12/31/94                      $17,997                     $20,595
 12/31/95                      $24,067                     $28,320
 12/31/96                      $29,689                     $34,809
 12/31/97                      $39,674                     $46,410
 12/31/98                      $46,287                     $59,681
 12/31/99                      $55,997                     $72,235
 12/31/00                      $54,363                     $65,669
 12/31/01                      $53,248                     $57,881
 12/31/02                      $42,814                     $45,091

*<F4>  Inception date.

This chart assumes an initial gross investment of $10,000 made on October 20, 1988 (since inception) for the AHA Diversified Equity Fund and the Standard & Poor's 500 Stock Index. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                                           SIX MONTHS         ANNUALIZED
                                              ENDED      ---------------------
                                            12/31/02    FIVE YEAR    TEN YEAR
                                           ----------   ---------    --------
   AHA Diversified Equity Fund _
     Class I Shares                         (11.59%)      1.54%       10.06%
   Standard & Poor's 500 Stock Index        (10.30%)     (0.57%)       9.34%

Standard & Poor's 500 Stock Index
---------------------------------

A market capitalization-weighted, price-only index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF ASSETS & LIABILITIES
December 31, 2002 (Unaudited)

                                                            AHA LIMITED          AHA FULL
                                                           MATURITY FIXED     MATURITY FIXED     AHA BALANCED      AHA DIVERSIFIED
                                                            INCOME FUND        INCOME FUND           FUND            EQUITY FUND
                                                           --------------     --------------     ------------      ---------------
ASSETS:
   Investments in the Master Portfolios, at value*<F5>      $89,359,656        $36,023,784       $26,610,315         $76,149,268
   Receivable from Advisor                                           --             29,460            18,909                  --
   Receivable for Master Portfolio interest sold                     --            115,000                --                  --
   Prepaid expenses and other assets                             25,286             25,218            24,977              24,966
                                                            -----------        -----------       -----------         -----------
       Total assets                                          89,384,942         36,193,462        26,654,201          76,174,234
                                                            -----------        -----------       -----------         -----------

LIABILITIES:
   Payable for fund shares repurchased                               --            115,000                --                  --
   Accrued expenses and other liabilities                        13,347             13,156            13,080              14,076
                                                            -----------        -----------       -----------         -----------
       Total liabilities                                         13,347            128,156            13,080              14,076
                                                            -----------        -----------       -----------         -----------
       Net assets                                           $89,371,595        $36,065,306       $26,641,121         $76,160,158
                                                            -----------        -----------       -----------         -----------
                                                            -----------        -----------       -----------         -----------

NET ASSETS CONSIST OF:
   Paid in capital                                          $88,573,748        $35,127,710       $29,315,952         $93,058,778
   Accumulated undistributed (overdistributed)
     net investment income                                       (5,391)               420            11,552               3,677
   Accumulated undistributed net realized loss on
     investments sold, option contracts expired or
     closed, and futures contracts closed                      (823,125)          (394,440)       (1,205,101)         (9,641,603)
   Net unrealized appreciation (depreciation) on:
       Investments                                            1,626,363          1,346,720        (1,481,282)         (7,260,694)
       Futures contracts                                             --            (15,104)               --                  --
                                                            -----------        -----------       -----------         -----------
       Net assets                                           $89,371,595        $36,065,306       $26,641,121         $76,160,158
                                                            -----------        -----------       -----------         -----------
                                                            -----------        -----------       -----------         -----------

CLASS I SHARES:
   Net assets                                               $89,371,595        $36,065,306       $26,641,121         $69,327,209
   Shares of beneficial interest outstanding**<F6>            8,261,355          3,389,497         3,560,188           6,014,081
   Net asset value,redemption price
     and offering price per share                           $     10.82        $     10.64       $      7.48         $     11.53
                                                            -----------        -----------       -----------         -----------
                                                            -----------        -----------       -----------         -----------

CLASS A SHARES:
   Net assets                                                        --                 --                --         $ 6,832,949
   Shares of beneficial interest outstanding**<F6>                   --                 --                --             592,760
   Net asset value and redemption price per share                    --                 --                --         $     11.53
                                                            -----------        -----------       -----------         -----------
                                                            -----------        -----------       -----------         -----------
   Maximum offering price per share
     (100 / 95 of 11.53)                                             --                 --                --         $     12.14
                                                            -----------        -----------       -----------         -----------
                                                            -----------        -----------       -----------         -----------

 *<F5> Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

**<F6> The AHA Funds' presently authorized capital is 700,000,000 shares. Interests in the AHA Funds are represented by shares of common stock, $.01 par value, with interests in each of the Funds represented by a separate series of such stock.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2002 (Unaudited)

                                                                     AHA LIMITED           AHA FULL
                                                                    MATURITY FIXED      MATURITY FIXED
                                                                     INCOME FUND         INCOME FUND
                                                                    --------------      --------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
   Interest                                                           $1,702,892          $1,048,795
   Income from securities lending                                          7,022               2,420
                                                                      ----------          ----------
       Total Investment Income                                         1,709,914           1,051,215
                                                                      ----------          ----------

EXPENSES:
   Expenses allocated from Master Portfolios                             316,305             183,588
   Transfer agent fees and expenses                                        7,711               7,838
   Administration fee                                                     10,020              10,020
   Reports to shareholders                                                   610                 610
   Registration fees                                                       9,750               9,912
   Legal fees                                                             24,772              27,772
   Audit fees                                                              2,498               2,498
   Directors' fees and expenses                                            2,913               2,913
   Insurance expense                                                       2,576               2,476
                                                                      ----------          ----------
       Total expenses                                                    377,155             247,627
   Less, expense reimbursement                                                --             (57,222)
   Advisor expense waiver recovery                                        17,226                  --
                                                                      ----------          ----------
       Net expenses                                                      394,381             190,405
                                                                      ----------          ----------
NET INVESTMENT INCOME                                                  1,315,533             860,810
                                                                      ----------          ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  ALLOCATED FROM MASTER PORTFOLIOS:
Realized gain on:
   Investments sold                                                      793,034             445,200
   Futures contracts closed                                                   --              40,826
                                                                      ----------          ----------
   Net realized gain                                                     793,034             486,026
Change in unrealized appreciation / depreciation on:
   Investments                                                           563,124             598,073
   Futures contracts                                                          --             (20,963)
                                                                      ----------          ----------
   Net unrealized gain                                                   563,124             577,110
                                                                      ----------          ----------
NET GAIN ON INVESTMENTS                                                1,356,158           1,063,136
                                                                      ----------          ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                           $2,671,691          $1,923,946
                                                                      ----------          ----------
                                                                      ----------          ----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2002 (Unaudited)

                                                                     AHA BALANCED      AHA DIVERSIFIED
                                                                         FUND            EQUITY FUND
                                                                     ------------      ---------------
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
   Dividends*<F7>                                                       $108,312            $592,673
   Interest                                                              233,168              15,048
   Income from securities lending                                          2,321               6,956
                                                                     -----------         -----------
       Total Investment Income                                           343,801             614,677
                                                                     -----------         -----------

EXPENSES:
   Expenses allocated from Master Portfolios                             171,708             362,316
   Distribution expense - Class A Shares                                      --                  47
   Transfer agent fees and expenses                                        7,832               7,838
   Administration fee                                                     10,020              10,020
   Reports to shareholders                                                   610                 610
   Registration fees                                                      10,133               9,652
   Legal fees                                                             27,372              26,472
   Audit fees                                                              2,498               3,323
   Directors' fees and expenses                                            2,919               2,919
   Insurance expense                                                       2,476               2,476
                                                                     -----------         -----------
       Total expenses                                                    235,568             425,673
   Less, expense reimbursement                                           (48,417)                 --
                                                                     -----------         -----------
       Net expenses                                                      187,151             425,673
                                                                     -----------         -----------
NET INVESTMENT INCOME                                                    156,650             189,004
                                                                     -----------         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  ALLOCATED FROM MASTER PORTFOLIOS:
Realized gain (loss) on:
   Investments sold                                                     (698,732)         (6,706,775)
   Futures contracts closed                                                7,949                  --
                                                                     -----------         -----------
   Net realized loss                                                    (690,783)         (6,706,775)
Change in unrealized appreciation / depreciation on:
   Investments                                                          (917,654)         (3,258,756)
   Futures contracts                                                      (6,045)                 --
                                                                     -----------         -----------
   Net unrealized loss                                                  (923,699)         (3,258,756)
                                                                     -----------         -----------
NET LOSS ON INVESTMENTS                                               (1,614,482)         (9,965,531)
                                                                     -----------         -----------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                          $(1,457,832)        $(9,776,527)
                                                                     -----------         -----------
                                                                     -----------         -----------

*<F7>  Net of Foreign Taxes Withheld of:                             $     2,369         $     9,464
                                                                     -----------         -----------
                                                                     -----------         -----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                                           AHA LIMITED MATURITY                         AHA FULL MATURITY
                                                            FIXED INCOME FUND                           FIXED INCOME FUND
                                                   ------------------------------------        -----------------------------------
                                                        FOR THE              FOR THE                FOR THE             FOR THE
                                                    SIX MONTHS ENDED        YEAR ENDED         SIX MONTHS ENDED       YEAR ENDED
                                                   DECEMBER 31, 2002      JUNE 30, 2002        DECEMBER 31, 2002     JUNE 30, 2002
                                                   -----------------      -------------        -----------------     -------------
                                                      (UNAUDITED)                                 (UNAUDITED)
OPERATIONS:
   Net investment income                              $ 1,315,533          $ 2,680,326           $   860,810         $ 1,910,924
   Net realized gain (loss) on:
       Investments sold                                   793,034              921,087               445,200             559,964
       Option contracts expired or closed                      --                   --                    --              27,454
       Futures contracts closed                                --                   --                40,826             (87,833)
   Net change in unrealized
     appreciation / depreciation on:
       Investments                                        563,124               92,174               598,073             430,731
       Written options                                         --                   --                    --              (5,750)
       Futures contracts                                       --                   --               (20,963)                591
                                                      -----------          -----------           -----------         -----------
       Net increase in net assets
         resulting from operations                      2,671,691            3,693,587             1,923,946           2,836,081
                                                      -----------          -----------           -----------         -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                               (1,322,378)          (2,680,326)             (862,257)         (1,910,924)
   Net realized gain on securities transactions                --                   --                    --                  --
                                                      -----------          -----------           -----------         -----------
       Total dividends and distributions               (1,322,378)          (2,680,326)             (862,257)         (1,910,924)
                                                      -----------          -----------           -----------         -----------

FUND SHARE TRANSACTIONS:
   Net proceeds from shares sold                        7,280,854           57,336,921               198,522           2,429,432
   Reinvestment of distributions                        1,322,378            2,663,550               862,257           1,909,612
   Cost of shares redeemed                             (6,225,000)         (26,445,199)           (4,323,815)         (5,537,142)
                                                      -----------          -----------           -----------         -----------
       Net increase (decrease) in net assets
         from capital share contributions               2,378,232           33,555,272            (3,263,036)         (1,198,098)
                                                      -----------          -----------           -----------         -----------
Total increase (decrease) in net assets                 3,727,545           34,568,533            (2,201,347)           (272,941)

NET ASSETS:
   Beginning of period                                 85,644,050           51,075,517            38,266,653          38,539,594
                                                      -----------          -----------           -----------         -----------
   End of period*<F8>                                 $89,371,595          $85,644,050           $36,065,306         $38,266,653
                                                      -----------          -----------           -----------         -----------
                                                      -----------          -----------           -----------         -----------

*<F8>  Including undistributed (overdistributed)
         net investment income of:                    $    (5,391)         $     1,454           $       420         $     1,867
                                                      -----------          -----------           -----------         -----------
                                                      -----------          -----------           -----------         -----------

CHANGES IN CLASS I SHARES OUTSTANDING:
   Shares sold                                            676,111            5,397,979                18,844             236,427
   Shares issued in connection with payment
     of dividends and distributions                       122,815              251,607                82,059             185,103
   Shares redeemed                                       (578,202)          (2,505,998)             (412,979)           (536,558)
                                                      -----------          -----------           -----------         -----------
       Net increase (decrease) in
         shares outstanding                               220,724            3,143,588              (312,076)           (115,028)
                                                      -----------          -----------           -----------         -----------
                                                      -----------          -----------           -----------         -----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                                            AHA BALANCED FUND                      AHA DIVERSIFIED EQUITY FUND
                                                   ------------------------------------        -----------------------------------
                                                        FOR THE              FOR THE                FOR THE             FOR THE
                                                    SIX MONTHS ENDED        YEAR ENDED         SIX MONTHS ENDED       YEAR ENDED
                                                   DECEMBER 31, 2002      JUNE 30, 2002        DECEMBER 31, 2002     JUNE 30, 2002
                                                   -----------------      -------------        -----------------     -------------
                                                      (UNAUDITED)                                 (UNAUDITED)
OPERATIONS:
   Net investment income                              $   156,650          $   335,570           $   189,004         $   591,347
   Net realized gain (loss) on:
       Investments sold                                  (698,732)            (477,854)           (6,706,775)         (2,934,828)
       Option contracts expired or closed                      --                5,332                    --                  --
       Futures contracts closed                             7,949              (28,143)                   --                  --
   Net change in unrealized
     appreciation / depreciation on:
       Investments                                       (917,654)          (1,467,561)           (3,258,756)         (9,374,094)
       Written options                                         --               (4,585)                   --                  --
       Futures contracts                                   (6,045)              (1,788)                   --                  --
                                                      -----------          -----------           -----------         -----------
       Net decrease in net assets
         resulting from operations                     (1,457,832)          (1,639,029)           (9,776,527)        (11,717,575)
                                                      -----------          -----------           -----------         -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                 (154,711)            (341,166)             (205,594)           (700,693)
   Net realized gain on securities transactions                --           (1,082,958)                   --          (4,876,329)
                                                      -----------          -----------           -----------         -----------
       Total dividends and distributions                 (154,711)          (1,424,124)             (205,594)         (5,577,022)
                                                      -----------          -----------           -----------         -----------

FUND SHARE TRANSACTIONS:
   Net proceeds from shares sold                        5,500,000            2,000,000             1,037,059          10,916,813
   Net proceeds from acquisition
     of Kenilworth Fund                                        --                   --             6,805,607                  --
   Reinvestment of distributions                          133,433            1,192,522               195,357           5,319,119
   Cost of shares redeemed                               (755,000)            (344,928)           (7,569,121)         (5,320,687)
                                                      -----------          -----------           -----------         -----------
       Net increase in net assets
         from capital share contributions               4,878,433            2,847,594               468,902          10,915,245
                                                      -----------          -----------           -----------         -----------
Total increase (decrease) in net assets                 3,265,890             (215,559)           (9,513,219)         (6,379,352)

NET ASSETS:
Beginning of period                                    23,375,231           23,590,790            85,673,377          92,052,729
                                                      -----------          -----------           -----------         -----------
End of period*<F9>                                    $26,641,121          $23,375,231           $76,160,158         $85,673,377
                                                      -----------          -----------           -----------         -----------
                                                      -----------          -----------           -----------         -----------

*<F9>  Including undistributed net
         investment income of:                        $    11,552          $     9,613           $     3,677         $    20,267
                                                      -----------          -----------           -----------         -----------
                                                      -----------          -----------           -----------         -----------

CHANGES IN CLASS I SHARES OUTSTANDING:
   Shares sold                                            730,187              234,192                87,244             754,427
   Shares issued in connection with payment
     of dividends and distributions                        18,011              142,559                17,199             373,936
   Shares redeemed                                        (98,183)             (40,060)             (641,384)           (365,123)
                                                      -----------          -----------           -----------         -----------
       Net increase (decrease)
         in shares outstanding                            650,015              336,691              (536,941)            763,240
                                                      -----------          -----------           -----------         -----------
                                                      -----------          -----------           -----------         -----------

CHANGES IN CLASS A SHARES OUTSTANDING:
   Shares sold                                                 --                   --                    --                  --
   Shares issued in connection with payment
     of dividends and distributions                            --                   --                    --                  --
   Shares issued in connection with
     acquisition of Kenilworth Fund                            --                   --               592,760                  --
   Shares redeemed                                             --                   --                    --                  --
                                                      -----------          -----------           -----------         -----------
       Net increase
         in shares outstanding                                 --                   --               592,760                  --
                                                      -----------          -----------           -----------         -----------
                                                      -----------          -----------           -----------         -----------

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                       AHA LIMITED MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                                                  FOR THE YEAR ENDED JUNE 30,
                                          SIX MONTHS ENDED       -------------------------------------------------------------
                                         DECEMBER 31, 2002        2002          2001          2000          1999         1998
                                         -----------------       ------        ------        ------        ------       ------
                                            (UNAUDITED)
PER SHARE DATA(1)<F10>:
   Net Asset Value
     Beginning of Period                       $10.65            $10.43        $10.11        $10.20        $10.22       $10.16
                                               ------            ------        ------        ------        ------       ------

   Income from Investment Operations:
       Net investment income                     0.16              0.44          0.63          0.58          0.53         0.60
       Net realized and unrealized
         gain (loss) on investments              0.17              0.22          0.32         (0.09)        (0.02)        0.06
                                               ------            ------        ------        ------        ------       ------
           Total gain from
             investment operations               0.33              0.66          0.95          0.49          0.51         0.66
                                               ------            ------        ------        ------        ------       ------

   Less Distributions:
       From net investment income               (0.16)            (0.44)        (0.63)        (0.58)        (0.53)       (0.60)
       From realized gains                         --                --            --            --            --           --
                                               ------            ------        ------        ------        ------       ------
           Total distributions                  (0.16)            (0.44)        (0.63)        (0.58)        (0.53)       (0.60)
                                               ------            ------        ------        ------        ------       ------
   Net Asset Value, end of period              $10.82            $10.65        $10.43        $10.11        $10.20       $10.22
                                               ------            ------        ------        ------        ------       ------
                                               ------            ------        ------        ------        ------       ------

   Total Return on Net Asset Value(2)<F11>       3.13%(5)<F14>     6.16%         9.17%         4.37%         4.59%        6.11%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)          $89,372           $85,644       $51,076       $85,813      $104,675     $129,717
   Ratio of net operating expenses
     to average net assets(3)<F12>(4)<F13>       0.88%(6)(7)       0.76%(8)      0.24%         0.14%         0.12%        0.12%
                                                    <F15><F16>         <F17>
   Program service fee(4)<F13>                   0.00%(6)<F15>     0.13%         0.50%         0.50%         0.50%        0.50%
   Ratio of investment income
     to average net assets(3)<F12>               2.95%(6)(7)       4.00%(8)      6.50%         5.86%         5.30%        5.92%
                                                    <F15><F16>         <F17>
   Portfolio turnover rate                        N/A             60.24%(9)    189.31%       161.89%       176.78%      144.97%
                                                                       <F18>

(1)<F10> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F11> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999 and 1998. Beginning November 1, 2001 the management fee is included in the calculation of the Funds' net asset value.
(3)<F12> Ratios include all management fees and expenses except for the program services fee.
(4)<F13> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F14>  Not annualized.
(6)<F15>  Annualized.
(7)<F16> Ratio includes Advisor expense waiver recovery. The Advisor expense waiver recovery ratio for the six months ended December 31, 2002 was 0.04%.
(8)<F17> Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the period ended June 30, 2002 would have been 0.78%. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the period ended June 30, 2002 would have been 3.98%.
(9)<F18> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                      AHA FULL MATURITY FIXED INCOME FUND - CLASS I SHARES

                                                                                  FOR THE YEAR ENDED JUNE 30,
                                          SIX MONTHS ENDED       -------------------------------------------------------------
                                         DECEMBER 31, 2002        2002          2001          2000          1999         1998
                                         -----------------       ------        ------        ------        ------       ------
                                            (UNAUDITED)
PER SHARE DATA(1)<F19>:
   Net Asset Value
     Beginning of Period                       $10.34            $10.10        $ 9.68        $ 9.85        $10.18        $9.79
                                               ------            ------        ------        ------        ------       ------

   Income from Investment Operations:
       Net investment income                     0.24              0.52          0.63          0.64          0.60         0.64
       Net realized and unrealized
         gain (loss) on investments              0.30              0.24          0.42         (0.17)        (0.33)        0.39
                                               ------            ------        ------        ------        ------       ------
           Total gain from
             investment operations               0.54              0.76          1.05          0.47          0.27         1.03
                                               ------            ------        ------        ------        ------       ------

   Less Distributions:
       From net investment income               (0.24)            (0.52)        (0.63)        (0.64)        (0.60)       (0.64)
       From realized gains                         --                --            --            --            --           --
                                               ------            ------        ------        ------        ------       ------
           Total distributions                  (0.24)            (0.52)        (0.63)        (0.64)        (0.60)       (0.64)
                                               ------            ------        ------        ------        ------       ------
   Net Asset Value, end of period              $10.64            $10.34        $10.10        $ 9.68        $ 9.85       $10.18
                                               ------            ------        ------        ------        ------       ------
                                               ------            ------        ------        ------        ------       ------

   Total Return on Net Asset Value(2)<F20>       5.28%(5)<F23>     7.40%        10.61%         4.41%         2.11%       10.20%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)          $36,065           $38,267       $38,540       $78,188       $73,420      $71,829
   Ratio of net operating expenses
     to average net assets(3)<F21>(4)<F22>       1.00%(6)(7)       0.76%(7)      0.31%         0.17%         0.16%        0.17%
                                                    <F24><F25>         <F25>
   Program service fee(4)<F22>                   0.00%(6)<F24>     0.17%         0.50%         0.50%         0.50%        0.50%
   Ratio of investment income
     to average net assets(3)<F21>               4.51%(6)(7)       5.09%(7)      6.74%         6.55%         5.90%        6.19%
                                                    <F24><F25>         <F25>
   Portfolio turnover rate                        N/A             99.46%(8)    236.10%       211.40%       273.61%      178.52%
                                                                       <F26>

(1)<F19> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F20> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999 and 1998. Beginning November 1, 2001 the management fee is included in the calculation of the Funds' net asset value.
(3)<F21> Ratios include all management fees and expenses except for the program services fee.
(4)<F22> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F23>  Not annualized.
(6)<F24>  Annualized.
(7)<F25> Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the periods ended December 31, 2002 and June 30, 2002 would have been 1.30% and 1.08%, respectively. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the periods ended December 31, 2002 and June 30, 2002 would have been 4.21% and 4.76%, respectively.
(8)<F26> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                               AHA BALANCED FUND - CLASS I SHARES

                                                                                  FOR THE YEAR ENDED JUNE 30,
                                          SIX MONTHS ENDED       -------------------------------------------------------------
                                         DECEMBER 31, 2002        2002          2001          2000          1999         1998
                                         -----------------       ------        ------        ------        ------       ------
                                            (UNAUDITED)
PER SHARE DATA(1)<F27>:
   Net Asset Value
     Beginning of Period                       $ 8.03            $ 9.17        $12.44        $14.69        $14.61       $14.86
                                               ------            ------        ------        ------        ------       ------

   Income from Investment Operations:
       Net investment income                     0.04              0.12          0.45          0.37          0.36         0.41
       Net realized and unrealized
         gain (loss) on investments             (0.55)            (0.72)         0.16          0.26          1.45         2.01
                                               ------            ------        ------        ------        ------       ------
           Total gain (loss) from
             investment operations              (0.51)            (0.60)         0.61          0.63          1.81         2.42
                                               ------            ------        ------        ------        ------       ------

   Less Distributions:
       From net investment income               (0.04)            (0.12)        (0.36)        (0.37)        (0.36)       (0.44)
       From realized gains                         --             (0.42)        (3.52)        (2.51)        (1.37)       (2.23)
                                               ------            ------        ------        ------        ------       ------
           Total distributions                  (0.04)            (0.54)        (3.88)        (2.88)        (1.73)       (2.67)
                                               ------            ------        ------        ------        ------       ------
   Net Asset Value, end of period              $ 7.48            $ 8.03        $ 9.17        $12.44        $14.69       $14.61
                                               ------            ------        ------        ------        ------       ------
                                               ------            ------        ------        ------        ------       ------

   Total Return on Net Asset Value(2)<F28>      (6.29)%(5)<F31>   (6.94)%        6.21%         3.99%        13.10%       16.79%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)          $26,641           $23,375       $23,591       $48,936       $63,301      $59,360
   Ratio of net operating expenses
     to average net assets(3)<F29>(4)<F30>       1.50%(6)(7)       1.13%(7)      0.46%         0.24%         0.18%        0.18%
                                                    <F32><F33>         <F33>
   Program service fee(4)<F30>                   0.00%(6)<F32>     0.24%         0.75%         0.75%         0.75%        0.75%
   Ratio of investment income
     to average net assets(3)<F29>               1.26%(6)(7)       1.42%(7)      2.66%         2.59%         2.55%        2.86%
                                                    <F32><F33>         <F33>
   Portfolio turnover rate                        N/A             80.33%(8)    220.34%       169.10%       206.43%      169.04%
                                                                       <F34>

(1)<F27> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F28> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999 and 1998. Beginning November 1, 2001 the management fee is included in the calculation of the Funds' net asset value.
(3)<F29> Ratios include all management fees and expenses except for the program services fee.
(4)<F30> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F31>  Not annualized.
(6)<F32>  Annualized.
(7)<F33> Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the periods ended December 31, 2002 and June 30, 2002 would have been 1.89% and 1.64%, respectively. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the periods ended December 31, 2002 and June 30, 2002 would have been 0.87% and 0.92%, respectively.
(8)<F34> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                          AHA DIVERSIFIED EQUITY FUND - CLASS I SHARES

                                                                                  FOR THE YEAR ENDED JUNE 30,
                                          SIX MONTHS ENDED       -------------------------------------------------------------
                                         DECEMBER 31, 2002        2002          2001          2000          1999         1998
                                         -----------------       ------        ------        ------        ------       ------
                                            (UNAUDITED)
PER SHARE DATA(1)<F35>:
   Net Asset Value
     Beginning of Period                       $13.08            $15.90        $21.04        $22.15        $20.37       $20.72
                                               ------            ------        ------        ------        ------       ------

   Income from Investment Operations:
       Net investment income                     0.03              0.10          0.26          0.24          0.29         0.32
       Net realized and unrealized
         gain (loss) on investments             (1.55)            (2.01)        (0.21)         1.05          3.42         4.14
                                               ------            ------        ------        ------        ------       ------
           Total gain (loss) from
             investment operations              (1.52)            (1.91)         0.05          1.29          3.71         4.46
                                               ------            ------        ------        ------        ------       ------

   Less Distributions:
       From net investment income               (0.03)            (0.11)        (0.26)        (0.24)        (0.29)       (0.32)
       From realized gains                         --             (0.80)        (4.93)        (2.16)        (1.64)       (4.49)
                                               ------            ------        ------        ------        ------       ------
           Total distributions                  (0.03)            (0.91)        (5.19)        (2.40)        (1.93)       (4.81)
                                               ------            ------        ------        ------        ------       ------
   Net Asset Value, end of period              $11.53            $13.08        $15.90        $21.04        $22.15       $20.37
                                               ------            ------        ------        ------        ------       ------
                                               ------            ------        ------        ------        ------       ------

   Total Return on Net Asset Value(2)<F36>     (11.59)%(5)<F39>  (12.75)%        1.17%         5.28%        18.90%       24.05%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)          $69,327           $85,673       $92,053      $131,786      $126,892      $85,736
   Ratio of net operating expenses
     to average net assets(3)<F37>(4)<F38>       1.16%(6)<F40>     0.84%         0.16%         0.11%         0.10%        0.14%
   Program service fee(4)<F38>                   0.00%(6)<F40>     0.25%         0.75%         0.75%         0.75%        0.75%
   Ratio of investment income
     to average net assets(3)<F37>               0.51%(6)<F40>     0.66%         1.33%         1.11%         1.43%        1.51%
   Portfolio turnover rate                        N/A                29.13%(7)  99.48%        66.84%        74.35%       65.82%
                                                                          <F41>

(1)<F35> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F36> Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999 and 1998. Beginning November 1, 2001 the management fee is included in the calculation of the Funds' net asset value.
(3)<F37> Ratios include all management fees and expenses except for the program services fee.
(4)<F38> Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)<F39>  Not annualized.
(6)<F40>  Annualized.
(7)<F41> Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
FINANCIAL HIGHLIGHTS

                                                  AHA DIVERSIFIED EQUITY FUND -
                                                          CLASS A SHARES

                                                          FOR THE PERIOD
                                                     DECEMBER 30, 2002*<F42>
                                                             THROUGH
                                                        DECEMBER 31, 2002
                                                        -----------------
                                                           (UNAUDITED)
PER SHARE DATA(1)<F43>:
   Net Asset Value
     Beginning of Period                                      $11.48
                                                              ------

   Income from Investment Operations:
       Net investment income                                    0.00
       Net realized and unrealized
         gain on investments                                    0.05
                                                              ------
           Total gain from
             investment operations                              0.05
                                                              ------

   Less Distributions:
       From net investment income                                 --
       From realized gains                                        --
                                                              ------
           Total distributions                                    --
                                                              ------
   Net Asset Value, end of period                             $11.53
                                                              ------
                                                              ------

   Total Return on Net Asset Value                              0.43%(2)<F44>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                          $6,833
   Ratio of net operating expenses
     to average net assets                                      1.37%(3)<F45>
   Ratio of investment income
     to average net assets                                      1.14%(3)<F45>
   Portfolio turnover rate                                       N/A

  *<F42>  Commencement of operations.
(1)<F43> Information presented relates to a share of capital stock outstanding for the entire period.
(2)<F44>  Not annualized.
(3)<F45>  Annualized.

                     See Notes to the Financial Statements.

AHA INVESTMENT FUNDS, INC. - FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (Unaudited)

1.  ORGANIZATION

The AHA Investment Funds, Inc. (the "AHA Funds") is registered as an open-end management investment company under the Investment Company Act of 1940. The AHA Funds was incorporated on March 14, 1988 under the laws of Maryland. The AHA Funds currently offer the following series of shares: The AHA Limited Maturity Fixed Income Fund ("Limited Maturity Fund"), The AHA Full Maturity Fixed Income Fund ("Full Maturity Fund"), The AHA Balanced Fund ("Balanced Fund"), The AHA Diversified Equity Fund ("Diversified Fund"), The AHA U.S. Growth Equity Fund ("U.S. Growth Fund"), and The AHA International Core Equity Fund ("International Fund") (each a "Feeder Fund" and collectively, the "Feeder Funds"). The AHA Funds also offer another series of shares which are not part of a master-feeder relationship, The AHA U.S. Government Money Market Fund ("Money Market Fund"). As of December 31, 2002, the U.S. Growth Fund, the International Fund, and the Money Market Fund had not commenced operations. The shares of common stock of the Feeder Funds are further divided into three classes: Class A Shares, Class I Shares, and Institutional Servicing Class Shares. As of December 31, 2002, only the Class I shares of the currently operating Feeder Funds and the Class A shares of the Diversified Fund had begun operations. Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Master Portfolio" and collectively the "Master Portfolios") of CCM Advisors Funds (the "Trust").

On November 1, 2001, each Fund in the series, excluding the Money Market Fund, entered into a master-feeder structure. By entering into this structure, each Feeder Fund invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each feeder fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each feeder fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio. Each Feeder Fund's respective interest in the corresponding Master Portfolio as of December 31, 2002 is as follows:

                                          Interest in Master Portfolio
                                          ----------------------------
     Limited Maturity Fund                          99.999%
     Full Maturity Fund                             99.997%
     Balanced Fund                                  99.996%
     Diversified Fund                               99.999%

Prior to the conversion to a master-feeder structure, on November 1, 2001, each then existing Feeder Fund conducted its own investment operations. The Statement of Changes in Net Assets reflect the activities of the Feeder Funds prior to the conversion as well as the activities following the conversion.

Refer to the Master Portfolio's financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATIONS

Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) or the Nasdaq Stock Market for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Short-term securities, or securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios.

ACCOUNTING FOR FUTURES

The Master Portfolios may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When a Master Portfolio enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as a guarantee that it will meet the futures commitment. Each day the Master Portfolio receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Master Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

ACCOUNTING FOR OPTIONS

The Master Portfolios may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Master Portfolio pays a premium whether or not the option is exercised. Additionally, the Master Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Master Portfolio writes an option, the premium received by the Master Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options, which expire unexercised, are recorded by the Master Portfolio on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Master Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Master Portfolio. In writing an option, the Master Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Master Portfolio could result in the Master Portfolio selling or buying a security or currency at a price different from the current market value.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Master Portfolio of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Master Portfolio's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Master Portfolio could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same securities are less than the repurchase price.

WHEN-ISSUED SECURITIES

The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE ALLOCATION

Common expenses incurred by Feeder Funds are allocated among the Feeder Funds
(i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the Master Portfolio's expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund specific expenses as well as the expenses allocated from the Master Portfolio.

FEDERAL INCOME TAXES

Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

It is the Feeder Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. At June 30, 2002 the Feeder Funds had accumulated net realized capital loss carryovers expiring in the following years:

                                                                                                          Total Capital
                                                                                                         Loss Carryover
   Feeder Fund                6/30/2003      6/30/2005      6/30/2008      6/30/2009      6/30/2010     at June 30, 2002
   -----------                ---------      ---------      ---------      ---------      ---------     ----------------
   Limited Maturity Fund     $(453,358)     $(640,027)      $(443,185)     $(48,858)              --      $(1,585,428)
   Full Maturity Fund               --             --       $(784,903)           --               --        $(784,903)
   Balanced Fund                    --             --              --            --        $(196,873)       $(196,873)
   Diversified Fund                 --             --              --            --      $(1,204,471)     $(1,204,471)

At June 30, 2002, the following Feeder Funds deferred, on a tax basis, post-October losses of:

          Feeder Fund                   Post-October Losses
          -----------                   -------------------
          Full Maturity Fund                  $ 83,006
          Balanced Fund                        226,813
          Diversified Fund                     710,488

The tax character of distributions paid during the year ended June 30, 2002 was as follows:

   Feeder Fund                  Ordinary Income      Long-Term Capital Gains    Total Distributions
   -----------                  ---------------      -----------------------    -------------------
   Limited Maturity Fund           $2,680,326                       --               $2,680,326
   Full Maturity Fund              $1,910,924                       --               $1,910,924
   Balanced Fund                     $341,170               $1,082,954               $1,424,124
   Diversified Fund                  $700,723               $4,876,299               $5,577,022

The components of distributable earnings on a tax basis at June 30, 2002, were as follows:

                                 Undistributed            Undistributed
   Feeder Fund                  Ordinary Income           Long-Term Gain
   -----------                  ---------------           --------------
   Limited Maturity Fund             $1,454                     $0
   Full Maturity Fund                $1,867                     $0
   Balanced Fund                     $9,613                     $0
   Diversified Fund                 $20,267                     $0

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences.

FUND DISTRIBUTIONS

The Full Maturity Fund and the Limited Maturity Fund declare income dividends from net investment income daily and pay these dividends monthly, on the last business day of every month.

In the Diversified Fund and Balanced Fund, dividends from net investment income are declared and paid quarterly.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER INFORMATION

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Securities transactions are recorded on the trade date.

3.  INVESTMENT ADVISOR

Effective November 1, 2001, the Trust has an Investment Advisory Agreement (the "Agreement") with CCM Advisors, LLC (the "Advisor"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Advisor for its management services at the annual rate of 0.50% of each Master Portfolio's average daily net assets for the Limited Maturity Fund and the Full Maturity Fund, and an annual rate of 0.75% of each Master Portfolio's average daily net assets for the Balanced Fund and the Diversified Fund. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Feeder Fund's daily net assets.

                Expense Cap (as a % of average daily net assets)

   Fund                     Class A    Class I   Institutional Servicing Class
   ----                     -------    -------   -----------------------------
   Limited Maturity Fund     1.50%      1.00%                1.50%
   Full Maturity Fund        1.50%      1.00%                1.50%
   Balanced Fund             2.00%      1.50%                2.00%
   Diversified Fund          1.75%      1.25%                1.75%

The expense cap includes Feeder Fund specific expenses as well as the Master Portfolio's expenses allocated to the Feeder Fund. These expense limitations will continue until June 30, 2003. Under the terms of the Agreement, any Feeder Fund expenses waived or reimbursed by the Advisor may be recovered by the Advisor to the extent actual operating expenses for a subsequent period are less than the expense limitation caps at the time of the waiver or reimbursement.
The Advisor intends to seek potential recovery of such amounts for a period of three years from the fiscal year in which such amounts were waived or reimbursed. As of December 31, 2002, the Full Maturity Fund and the Balanced Fund had the following balances, subject to potential recovery:

   Feeder Fund       Potential Amount of Recovery           Expiration
   -----------       ----------------------------           ----------
Full Maturity Fund             $122,999                   June 30, 2005
                                $57,222                   June 30, 2006
Balanced Fund                  $118,925                   June 30, 2005
                                $48,417                   June 30, 2006

Prior to November 1, 2001, the Advisor was compensated for its services directly by the shareholders and not by the Funds pursuant to The Program Services Agreement it had with each shareholder, under which the Advisor provided asset allocation consulting and certain other services. The fees of the investment managers were paid by the Advisor. The Program Service Fee was equal to 0.50% for the Full Maturity Fund and Limited Maturity Fund, and 0.75% for the Balanced Fund and Diversified Fund. This service fee was reflected in the total return as disclosed in the financial highlights tables and in the financial statements.

4.  SECURITIES LENDING

Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements to no more than 50% of its net assets. Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received.

5.  ACQUISITION INFORMATION

On December 30, 2002, the Diversified Fund acquired, through a non-taxable exchange, substantially all of the net assets of the Kenilworth Fund. The Diversified Fund issued 592,760 shares, (valued at $6,805,607) for the 508,803 shares of the Kenilworth Fund outstanding at December 30, 2002. The net assets of $6,805,607 of the Kenilworth Fund included net unrealized appreciation on investments of $1,166,802. The net assets of the Diversified Fund immediately before the acquisition were $75,854,627, and the Fund's Statement of Operations for the six months ended December 31, 2002 does not include any preacquisition activity of the Kenilworth Fund.

6.  DISTRIBUTION PLANS

The Funds have adopted a separate distribution plan for the Class A Shares and Institutional Servicing Class shares (the "Plans") under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1") that provides for distribution fees to the Funds' distributor, Quasar, up to 0.25% per annum of the average daily net asset values of the shares, respectively, for activities intended to result in the sale of Fund shares.

The Distribution Plans under Rule 12b-1 compensates Quasar for its sales and distribution activities related to the Funds' Class A and Institutional Servicing Class Shares. The Plans cover certain expenses of Quasar and fees paid by Quasar to related and unrelated entities for marketing and distribution services, including but not limited to: (a) the payment of initial and ongoing commissions and other payments to registered representatives or others who sell Class A and Institutional Servicing Shares; (b) compensation to Quasar employees; (c) expenses related to printing and mailing or other dissemination of prospectuses and statements of additional information and the costs of preparation, printing and mailing of reports used for sales literature; and (d) related expenses advertisements and other distribution-related expenses.

The Diversified Fund incurred $47 for the Class A Shares pursuant to the Plans for the period ended December 31, 2002.

7.  DIRECTORS AND OFFICERS

The table below provides information about each of the Funds' directors and officers, including biographical information about their business experience and information about their relationships with CCM Advisors, LLC. The mailing address of each director and officer is 190 South LaSalle Street, Suite 2800, Chicago, IL 60603.

                                        DATE FIRST                                            NUMBER OF
                                        ELECTED OR                                          PORTFOLIOS IN
NAME AND                               APPOINTED TO              PRINCIPAL                  FUND COMPLEX         OTHER
 AGE AT              POSITIONS HELD  OFFICE AND TERM           OCCUPATION(S)                 OVERSEEN BY     DIRECTORSHIPS
12/31/02               WITH FUNDS    OF OFFICE**<F47>       DURING PAST 5 YEARS           DIRECTOR***<F48>        HELD
--------             --------------  ----------------       -------------------           ----------------   -------------

DIRECTORS WHO ARE "INTERESTED PERSONS"*<F46>

Douglas D. Peabody    Director        Since 2001        Managing Director, CCM Advisors, LLC      14       Trustee, CCMA
39                    and President                     (since Jan. 2001); Managing Director               Select Investment
                                                        Convergent Capital Management Inc.                 Trust (an open-
                                                        (since 1999); formerly Principal, Eager            end investment
                                                        Manager Advisory Services (1991 to 1999).          company) (2
                                                                                                           portfolios).

Timothy G. Solberg    Director        Since 1994        Managing Director, CCM Advisors, LLC      7        None
49                    Secretary       Since 2001        (since 2001); formerly Director of
                                                        Marketing and Client Services, Hewitt
                                                        Investment Group, a Division of Hewitt
                                                        Associates LLC.

*<F46> Messrs. Peabody and Solberg are directors who are "interested persons" of the Funds as defined in the Investment Company Act of 1940 because they are Managing Directors of the Funds' investment adviser, CCM Advisors, LLC.

                                        DATE FIRST                                            NUMBER OF
                                        ELECTED OR                                          PORTFOLIOS IN
NAME AND                               APPOINTED TO              PRINCIPAL                  FUND COMPLEX         OTHER
 AGE AT              POSITIONS HELD  OFFICE AND TERM           OCCUPATION(S)                 OVERSEEN BY     DIRECTORSHIPS
12/31/02               WITH FUNDS    OF OFFICE**<F47>       DURING PAST 5 YEARS           DIRECTOR***<F48>        HELD
--------             --------------  ----------------       -------------------           ----------------   -------------
DIRECTORS WHO ARE NOT "INTERESTED PERSONS"

Anthony J. Burke      Director        Since 2000        President, American Hospital Association  7        None
37                                                      Financial Solutions, Inc. (since 1997);
                                                        formerly, Marketing Development Director
                                                        of AHA Insurance Resources Inc. (1997
                                                        to 1998); prior thereto, President of A.
                                                        Burke & Associates (a marketing consulting
                                                        firm).

Frank A. Ehmann       Director        Since 1988        Retired. Director, American Healthways    14       Trustee, CCMA
69                                                      (provider of diabetes and cardiac disease          Select Investment
                                                        management services to health plans and            Trust (an open-
                                                        hospitals) (since 1989); Director, Genderm         end investment
                                                        Corp. (dermatology company offering                company) (2
                                                        prescription and non-prescription treatments       portfolios);
                                                        for skin conditions) (1997-2000).                  Director, SPX
                                                                                                           Corp. (global
                                                                                                           provider of
                                                                                                           technical products
                                                                                                           and systems,
                                                                                                           industrial products
                                                                                                           and services, flow
                                                                                                           technology and
                                                                                                           service solutions)
                                                                                                           (since 1989); for-
                                                                                                           merly Director and
                                                                                                           President, United
                                                                                                           Stationers (whole-
                                                                                                           sale distributor of
                                                                                                           business, computer,
                                                                                                           and facilities man-
                                                                                                           agement products).

Richard John Evans    Director        Since 2000        Chief Financial Officer, American         7        None
50                                                      Hospital Association (since Dec. 1999);
                                                        formerly Vice President/Finance, American
                                                        Hospital Association (1995-1999).

John D. Oliverio      Director        Since 1995        Chief Executive Officer, President and    14       Trustee, CCMA
50                                                      Director, Wheaton Franciscan Services,             Select Investment
                                                        Inc. (parent organization for more than            Trust (an open-
                                                        100 health and shelter service organizations)      end investment
                                                        (since 1984), Director of the following:           company) (2
                                                        Affinity Health Systems (since 1995),              portfolios);
                                                        Covenant Health Care System (since 1989),          Director, Hewitt
                                                        All Saints Health Systems (since 1992),            Series Trust (an
                                                        Franciscan Ministries, Inc. (the holding           open-end invest-
                                                        company for Wheaton Franciscan Services,           ment company)
                                                        Inc.' s housing entities) (since 1998) and         (since 1998)
                                                        United Health System (since 1998).                 (2 portfolios).

John L. Yoder         Director        Since 1988        Vice President, the Princeton             7        None
71                                                      Agency, Inc. (since 1995).

Charles V. Doherty    Trustee         Since 2001        Managing Director, Madison                14       Trustee, CCMA Select
69                                                      Advisory Group (a registered                       Investment Trust (an
                                                        investment adviser).                               open-end investment
                                                                                                           company) (2 portfolios);
                                                                                                           Trustee, Wayne Hummer
                                                                                                           Investment Trust (an
                                                                                                           open-end investment
                                                                                                           company) (4 portfolios);
                                                                                                           Director, Lakeside Bank;
                                                                                                           Director, Knight Trading
                                                                                                           Group, Inc. (holding
                                                                                                           company for securities
                                                                                                           broker); Director, Howe
                                                                                                           Barnes Investments, Inc.
                                                                                                           (securities broker);
                                                                                                           Director, Brauvin
                                                                                                           Capital
                                                                                                           Trust, Inc. (REIT);
                                                                                                           Director, Bank of
                                                                                                           America Financial
                                                                                                           Products, Inc.

Edward M. Roob        Trustee         Since 2001        Retired; prior thereto, Senior Vice       14       Trustee, CCMA Select
68                                                      President, Daiwa Securities America                Investment Trust
                                                        Inc. (1986-1993); Arbitrator, New                  (2 portfolios); Trustee,
                                                        York Stock Exchange and National                   Fort Dearborn Income
                                                        Association of Securities Dealers;                 Securities, Inc. (since
                                                        Director, Brinson Trust Company                    1994); Director, UBS
                                                        (since 1993); Committee Member,                    Funds, Inc. (since
                                                        Chicago Stock Exchange (1993 to 1999).             1995); Director, UBS
                                                                                                           Relationship Funds
                                                                                                           (since 1995); Director,
                                                                                                           UBS Supplementary
                                                                                                           Trust (since 1997)
                                                                                                           (1 portfolio).

**<F47> Directors of the Funds serve a term of indefinite length until resignation or removal and stand for re-election by shareholders only as and when required by the Investment Company Act of 1940. Officers serve a term of indefinite length until their respective successors are elected and qualified.
***<F48> Each Director currently serves on the Board of the Funds (7 portfolios). Messrs. Peabody, Ehmann, Oliverio, Doherty and Roob also serve on the Board of Trustees of the CCM Advisors Funds (7 portfolios).

                                                                      DATE FIRST
                                                                      ELECTED OR
NAME AND                              APPOINTED TO                    PRINCIPAL                                      OTHER
 AGE AT             POSITIONS HELD  OFFICE AND TERM                 OCCUPATION(S)                                DIRECTORSHIPS
12/31/02              WITH FUNDS    OF OFFICE*<F49>              DURING PAST 5 YEARS                                  HELD
--------            --------------  ---------------              -------------------                             -------------

ADDITIONAL OFFICERS OF THE FUNDS

Gregory P. Francoeur  Treasurer       Since 2002        Director of Finance, Convergent Capital Management            None
31                                                      Inc. (since 1997); prior thereto, Auditor, Price
                                                        Waterhouse LLP (1993-1997).

James A. Henderson    Vice President  Since 1988        Vice President, Corporate Counsel and Assistant               None
61                                                      Secretary, American Hospital Association (since 1984);
                                                        Secretary, AHA Financial Solutions, Inc. (since 1995);
                                                        Secretary, Health Forum, Inc. (since 1988).

*<F49> Officers serve a term of indefinite length until their respective successors are elected and qualified.

CCM ADVISORS LIMITED MATURITY FIXED INCOME MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002 (Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                     ---------         -----
CORPORATE BONDS - 26.7%

AEROSPACE & DEFENSE - 0.6%
United Technologies Corporation,
  6.625%, 11/15/2004                               $   535,000     $   579,209
                                                                   -----------

BANKING - 2.4%
Bank of America Corporation,
  6.125%, 07/15/2004                                 1,300,000       1,382,234
Bank One Corporation,
  7.625%, 08/01/2005                                   655,000         738,445
                                                                   -----------
                                                                     2,120,679
                                                                   -----------

FINANCIAL - 9.8%
American Express Company,
  6.875%, 11/01/2005                                   710,000         794,099
Aristar, Inc., 7.375%, 09/01/2004                      830,000         895,232
Citigroup Inc., 5.700%, 02/06/2004                   1,350,000       1,404,583
Countrywide Home Loans, Inc.,
  5.250%, 06/15/2004                                   350,000         364,149
Countrywide Home Loans, Inc.,
  6.850%, 06/15/2004                                   640,000         681,050
Countrywide Home Loans, Inc.,
  3.500%, 12/19/2005                                   825,000         832,898
General Electric Capital Corporation,
  4.250%, 01/28/2005(1)<F50>                           555,000         579,961
General Electric Capital Corporation,
  7.500%, 05/15/2005                                   795,000         888,446
Unilever Capital Corp.,
  6.875%, 11/01/2005                                 1,030,000       1,155,754
Wells Fargo & Company,
  4.800%, 07/29/2005                                   800,000         848,683
Wells Fargo Financial, Inc.,
  5.450%, 05/03/2004                                   300,000         313,996
                                                                   -----------
                                                                     8,758,851
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 6.0%
The Bear Stearns Companies Inc.,
  7.625%, 02/01/2005(1)<F50>                           785,000         867,486
Donaldson, Lufkin & Jenrette, Inc.,
  6.875%, 11/01/2005                                   835,000         913,042
Lehman Brothers Holdings Inc.,
  6.250%, 05/15/2006                                 1,000,000       1,094,170
Merrill Lynch & Co., Inc.,
  5.350%, 06/15/2004(1)<F50>                           750,000         783,065
Merrill Lynch & Co., Inc.,
  6.000%, 11/15/2004                                   575,000         612,435
Morgan Stanley, 5.625%, 01/20/2004                     570,000         593,109
Morgan Stanley, 7.750%, 06/15/2005                     470,000         524,679
                                                                   -----------
                                                                     5,387,986
                                                                   -----------

FOOD & BEVERAGES - 1.5%
The Coca-Cola Company,
  4.000%, 06/01/2005                                   800,000         838,008
Coca-Cola Enterprises Inc.,
  6.625%, 08/01/2004                                   481,000         516,305
                                                                   -----------
                                                                     1,354,313
                                                                   -----------

INSURANCE - 2.1%
The Allstate Corporation,
  7.875%, 05/01/2005                                   850,000         950,693
American International Group, Inc.,
  2.850%, 12/01/2005                                   910,000         925,311
                                                                   -----------
                                                                     1,876,004
                                                                   -----------

MANUFACTURING - 0.6%
Honeywell International Inc.,
  6.875%, 10/03/2005                                   540,000         598,445
                                                                   -----------

METALS - 0.7%
Alcoa Inc., 7.250%, 08/01/2005(1)<F50>                 540,000         605,080
                                                                   -----------

OIL - 1.0%
Conoco Inc., 5.900%, 04/15/2004                        840,000         879,578
                                                                   -----------

RETAIL - 1.0%
Target Corporation,
  7.500%, 02/15/2005                                   785,000         867,470
                                                                   -----------

TELECOMMUNICATIONS - 1.0%
BellSouth Telecommunications Inc.,
  6.500%, 06/15/2005                                   800,000         881,489
                                                                   -----------

TOTAL CORPORATE BONDS
  (COST $23,436,728)                                                23,909,104
                                                                   -----------

U.S. GOVERNMENT
  AGENCY OBLIGATIONS - 41.3%
Federal Home Loan Mortgage
  Corporation, 5.250%, 02/15/2004(1)<F50>            7,150,000       7,458,851
Federal Home Loan Mortgage
  Corporation, 4.500%, 08/15/2004(1)<F50>            3,880,000       4,059,427
Federal Home Loan Mortgage
  Corporation, 6.875%, 01/15/2005(1)<F50>            7,305,000       8,042,411
Federal Home Loan Mortgage
  Corporation, 4.250%, 06/15/2005(1)<F50>            1,585,000       1,669,682
Federal National Mortgage
  Association, 4.750%, 03/15/2004(1)<F50>            4,285,000       4,457,724
Federal National Mortgage
  Association, 5.625%, 05/14/2004(1)<F50>            3,770,000       3,984,630
Federal National Mortgage
  Association, 6.500%, 08/15/2004(1)<F50>            2,160,000       2,329,389
Federal National Mortgage
  Association, 3.500%, 09/15/2004(1)<F50>            2,800,000       2,887,772
Federal National Mortgage
  Association, 3.875%, 03/15/2005                      625,000         653,298
Federal National Mortgage
  Association, 5.750%, 06/15/2005(1)<F50>            1,230,000       1,342,011
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $36,379,070)                                    36,885,195
                                                                   -----------

ASSET BACKED SECURITIES - 25.0%
American Express Credit
  Account Master Trust, 1999-1 A,
  5.600%, 11/15/2006                                 1,410,000       1,481,933
Bank One Issuance Trust,
  2002-A2 A2, 4.160%, 01/15/2008                     1,110,000       1,161,707
BMW Vehicle Owner Trust,
  2001-A A4, 5.110%, 05/25/2006                        895,000         936,738
Capital Auto Receivables
  Asset Trust, 2001-2 A4,
  5.000%, 12/15/2006                                   600,000         628,227
Capital Auto Receivables
  Asset Trust, 2002-1 A4,
  4.160%, 07/16/2007                                   940,000         977,472
Chase Credit Card Master
  Trust, 1999-3 A,
  6.660%, 01/15/2007(1)<F50>                         1,380,000       1,491,165
Chase Manhattan Auto
  Owner Trust, 2000-A A4,
  6.260%, 06/15/2007                                 1,045,000       1,095,823
Chase Manhattan Auto
  Owner Trust, 2001-A A4,
  5.070%, 02/15/2008                                   900,000         952,561
Citibank Credit Card
  Master Trust I, 1999-1 A,
  5.500%, 02/15/2006                                 1,000,000       1,044,131
Daimler Chrysler Auto Trust,
  2000-E A4, 6.160%, 01/08/2006                        855,000         901,904
Daimler Chrysler Auto Trust,
  2001-C A4, 4.630%, 12/06/2006                        805,000         845,341
Discover Card Master Trust I,
  2001-5 A, 5.300%, 11/16/2006                       1,000,000       1,048,798
First USA Credit Card Master Trust,
  1998-9 A, 5.280%, 09/18/2006                       1,000,000       1,038,782
Ford Credit Auto Owner Trust,
  2001-C A5, 5.250%, 09/15/2005                        270,000         280,200
Ford Credit Auto Owner Trust,
  2002-A A4A, 4.360%, 09/15/2006                     1,415,000       1,482,817
Honda Auto Receivables Owner Trust,
  2002-1 A4, 4.220%, 04/16/2007                      1,400,000       1,462,484
Honda Auto Receivables Owner Trust,
  2002-4 A4, 2.700%, 03/17/2008                        880,000         882,877
Nationslink Funding Corporation,
  1998-2 A1, 6.001%, 07/20/2008                        768,020         825,799
Nissan Auto Receivables Owner Trust,
  2002-C A4, 3.330%, 01/15/2008                        950,000         972,130
USAA Auto Owner Trust,
  2001-1 A4, 5.080%, 03/15/2006                      1,300,000       1,358,327
Volkswagen Auto Lease Trust,
  2002-A A4, 2.750%, 12/20/2007                        680,000         685,122
WFS Financial Owner Trust,
  2001-C A4, 5.180%, 03/20/2009                        750,000         794,861
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (COST $21,773,287)                                                22,349,199
                                                                   -----------

MORTGAGE BACKED SECURITIES -
  U.S. AGENCY - 5.5%
FNMA, Pool 527835,
  7.500%, 02/01/2030                                     5,506           5,851
FNMA, Pool 541946,
  7.500%, 07/01/2030                                     5,873           6,242
FNMA, Pool 584930,
  7.500%, 05/01/2031                                     7,286           7,740
FNMA, Pool 620204,
  7.500%, 01/01/2032                                   460,887         489,630
FNMA, Pool 624331,
  7.500%, 02/01/2032                                   721,991         767,018
FNMA, Pool 637540,
  7.500%, 03/01/2032                                   466,974         496,244
FNMA Series 1993-214 Class J,
  6.000%, 09/25/2008(1)<F50>                         1,585,136       1,646,714
FNMA Series 2002-11 Class QA,
  5.000%, 02/25/2010(1)<F50>                         1,440,000       1,484,698
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $4,832,167)                                      4,904,137
                                                                   -----------

SHORT-TERM INVESTMENTS - 0.4%
General Electric Capital Corporation,
  1.180%, 01/02/2003                                   332,000         331,989
                                                                   -----------

TOTAL SHORT-TERM INVESTMENTS
  (COST $331,989)                                                      331,989
                                                                   -----------

INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING - 49.4%

COMMERCIAL PAPER - 4.8%
Danske Bank Commercial Paper,
  1.383%, 12/22/2003(3)<F52>                         1,893,480       1,893,480
Merrill Lynch Commercial Paper,
  1.433%, 11/18/2003(3)<F52>                         1,420,110       1,420,110
Morgan Stanley Commercial Paper,
  1.393%, 6/02/2003(3)<F52>                            946,740         946,740
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (COST $4,260,330)                                                  4,260,330
                                                                   -----------

MONEY MARKET FUNDS - 0.6%
AIM Liquid Assets Portfolio -
  Institutional Class                                   59,730          59,730
Merrill Lynch Premier
  Institutional Fund                                   497,862         497,862
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (COST $557,592)                                                      557,592
                                                                   -----------

OTHER SHORT-TERM INVESTMENTS - 3.2%
Premium Asset Trust 02-7, 1.988%,
  8/23/2003 (Cost $946,740,
  Acquired 8/01/2002)(2)<F51>(3)<F52>                  946,740         946,740
SMM Trust 2002-M, 1.440%,
  12/15/2003 (Cost $1,893,480,
  Acquired 12/13/2002)(2)<F51>(3)<F52>               1,893,480       1,893,480
                                                                   -----------
TOTAL OTHER SHORT-TERM INVESTMENTS
  (COST $2,840,220)                                                  2,840,220
                                                                   -----------

REPURCHASE AGREEMENTS - 40.8%
CS First Boston Repurchase Agreement,
  1.280%, 1/02/2003(4)<F53>                         12,780,993      12,780,993
Salomon Smith Barney Repurchase
  Agreement, 1.363%, 1/02/2003(4)<F53>              23,668,506      23,668,506
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (COST $36,449,499)                                                36,449,499
                                                                   -----------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $44,107,641)                                        44,107,641
                                                                   -----------
TOTAL INVESTMENTS
  (COST $130,860,882) - 148.3%                                     132,487,265
                                                                   -----------
Cash Received as Proceeds from
  Securities Lending - 0.4%                                            388,134
Liabilities, less Other Assets - (48.7)%                           (43,514,686)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $89,360,713
                                                                   -----------
                                                                   -----------

(1)<F50> This security or a portion of this security is out on loan at December 31, 2002. Total loaned securities had a market value of $43,637,815 at December 31, 2002. (Note 8).
(2)<F51>  Restricted under Rule 144A of the Securities Act of 1933.
(3)<F52> Variable rate security. The rate shown is the rate in effect on December 31, 2002.
(4)<F53> Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

CCM ADVISORS FULL MATURITY FIXED INCOME MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002 (Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                     ---------         -----
CORPORATE BONDS - 25.3%

AEROSPACE & DEFENSE - 0.7%
Lockheed Martin Corporation,
  7.650%, 05/01/2016                                $   90,000     $   111,435
Lockheed Martin Corporation,
  8.500%, 12/01/2029                                    40,000          53,834
Systems 2001 Asset Trust, 6.664%,
  09/15/2013 (Cost $85,608, Acquired
  06/04/2001 and 06/07/2001)(2)<F55>                    85,175          91,846
                                                                   -----------
                                                                       257,115
                                                                   -----------

AIRLINES - 0.6%
Continental Airlines, Inc.,
  6.800%, 07/02/2007                                   339,036         207,789
                                                                   -----------

AUTOMOBILES - 1.0%
Ford Motor Company,
  9.215%, 09/15/2021                                   250,000         252,612
Ford Motor Company,
  8.900%, 01/15/2032                                   120,000         118,097
                                                                   -----------
                                                                       370,709
                                                                   -----------

BANKING - 3.0%
Bank of America Corporation,
  5.250%, 02/01/2007(5)<F58>                           100,000         107,790
Bank of America Corporation,
  10.200%, 07/15/2015                                  100,000         141,168
Bank of Hawaii, 6.785%, 06/01/2003                      50,000          50,979
Bank One Corporation,
  5.900%, 11/15/2011                                   100,000         108,597
Bankers Trust Corporation,
  7.125%, 03/15/2006                                    50,000          56,264
BSCH Issuances Ltd.,
  7.625%, 09/14/2010(1)<F54>(5)<F58>                   100,000         113,912
Dresdner Bank New York,
  7.250%, 09/15/2015(1)<F54>                           150,000         163,764
Firstar Bank N.A.,
  7.125%, 12/01/2009                                    10,000          11,835
Key Bank Washington,
  7.125%, 08/15/2006                                   150,000         169,032
Wachovia Corporation,
  6.300%, 04/15/2008                                   150,000         162,146
                                                                   -----------
                                                                     1,085,487
                                                                   -----------

BUILDING PRODUCTS - 0.2%
Masco Corporation,
  5.875%, 07/15/2012                                    75,000          79,023
                                                                   -----------

CHEMICALS - 0.3%
The Dow Chemical Company,
  5.250%, 05/14/2004                                    90,000          92,747
                                                                   -----------

COMMUNICATION & MEDIA - 2.4%
AOL Time Warner Inc.,
  7.700%, 05/01/2032                                    60,000          62,667
Continental Cablevision, Inc.,
  9.500%, 08/01/2013                                   325,000         377,111
News America Holdings Inc.,
  8.500%, 02/23/2025                                   100,000         108,129
News America Holdings Inc.,
  7.625%, 11/30/2028                                   100,000         102,391
TCI Communications, Inc.,
  6.375%, 05/01/2003                                    70,000          70,010
TCI Communications, Inc.,
  7.875%, 02/15/2026                                   100,000         101,700
Viacom Inc., 5.625%, 08/15/2012(5)<F58>                 30,000          32,042
                                                                   -----------
                                                                       854,050
                                                                   -----------

COMPUTER SERVICES - 0.4%
Electronic Data Systems Corporation,
  7.450%, 10/15/2029                                   150,000         139,911
                                                                   -----------

ENERGY - 2.2%
The Detroit Edison Company,
  5.200%, 10/15/2012                                    10,000          10,370
The Detroit Edison Company,
  6.350%, 10/15/2032                                    20,000          21,216
Dominion Resources, Inc.,
  5.125%, 12/15/2009                                    10,000          10,149
Dominion Resources, Inc.,
  5.700%, 09/17/2012                                    20,000          20,789
FirstEnergy Corp.,
  6.450%, 11/15/2011                                    20,000          19,937
FirstEnergy Corp.,
  7.375%, 11/15/2031                                    20,000          19,456
Hydro-Quebec, 6.300%, 05/11/2011(1)<F54>                50,000          57,038
Hydro-Quebec, 7.500%, 04/01/2016(1)<F54>                40,000          50,055
Korea Electric Power Corporation,
  7.750%, 04/01/2013(1)<F54>                            95,000         114,614
Korea Electric Power Corporation,
  6.750%, 08/01/2027(1)<F54>                            75,000          79,643
Oncor Electric Delivery Co.,
  6.375%, 01/15/2015 (Cost $9,919,
  Acquired 12/17/2002)(2)<F55>                          10,000          10,227
Progress Energy, Inc.,
  7.100%, 03/01/2011                                   100,000         110,417
PSI Energy, Inc.,
  7.850%, 10/15/2007                                   250,000         280,442
                                                                   -----------
                                                                       804,353
                                                                   -----------

FINANCIAL - 4.5%
Anadarko Finance Company,
  7.500%, 05/01/2031(1)<F54>                           100,000         119,291
Auburn Hills Trust,
  12.375%, 05/01/2020                                  130,000         195,699
Citigroup Inc., 6.000%, 02/21/2012(5)<F58>             115,000         126,425
Citigroup Inc., 5.625%, 08/27/2012                      20,000          21,069
Ford Motor Credit Company,
  7.875%, 06/15/2010(5)<F58>                            40,000          40,307
Ford Motor Credit Company,
  7.375%, 02/01/2011(5)<F58>                            35,000          34,084
General Electric Capital
  Corporation, 6.000%, 06/15/2012(5)<F58>               95,000         102,755
General Electric Capital
  Corporation, 6.750%, 03/15/2032                      150,000         166,396
General Motors Acceptance
  Corporation, 6.750%, 01/15/2006                       10,000          10,363
General Motors Acceptance
  Corporation, 6.125%, 09/15/2006(5)<F58>               50,000          50,848
General Motors Nova Scotia Finance
  Company, 6.850%, 10/15/2008(1)<F54>                   30,000          31,072
Household Finance Corporation,
  6.400%, 06/17/2008                                    30,000          32,027
Household Finance Corporation,
  6.500%, 11/15/2008(5)<F58>                            46,000          49,520
Household Finance Corporation,
  6.750%, 05/15/2011                                    20,000          21,358
Household Finance Corporation,
  6.375%, 11/27/2012(5)<F58>                            10,000          10,458
Petrozuata Finance Inc., 8.220%,
  04/01/2017 (Cost $250,902,
  Acquired 10/1998 - 01/2000)(1)<F54>(2)<F55>          300,000         183,750
Toyota Motor Credit Corporation,
  2.800%, 01/18/2006                                    40,000          40,385
Verizon Global Funding Corp.,
  6.875%, 06/15/2012                                   170,000         190,004
Wharf International Finance Ltd.,
  7.625%, 03/13/2007(1)<F54>(5)<F58>                   175,000         195,880
                                                                   -----------
                                                                     1,621,691
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 1.0%
Credit Suisse First Boston,
  5.750%, 04/15/2007(5)<F58>                            20,000          21,430
Credit Suisse First Boston,
  4.625%, 01/15/2008                                    10,000          10,148
Credit Suisse First Boston,
  6.125%, 11/15/2011(5)<F58>                            50,000          52,259
Credit Suisse First Boston,
  7.125%, 07/15/2032                                    50,000          53,284
J.P. Morgan & Co. Incorporated,
  6.000%, 01/15/2009                                    50,000          52,591
J.P. Morgan Chase & Co.,
  5.250%, 05/30/2007                                    30,000          31,747
J.P. Morgan Chase & Co.,
  6.000%, 02/15/2009(5)<F58>                            10,000          10,547
Lehman Brothers Holdings Inc.,
  8.500%, 05/01/2007                                   100,000         117,589
                                                                   -----------
                                                                       349,595
                                                                   -----------

FOOD & BEVERAGES - 1.3%
Anheuser-Busch Companies, Inc.,
  6.500%, 05/01/2042                                    60,000          67,854
Kellogg Company,
  6.600%, 04/01/2011                                    80,000          90,245
Kellogg Company,
  7.450%, 04/01/2031                                   100,000         122,209
The Pepsi Bottling Group, Inc.,
  7.000%, 03/01/2029(5)<F58>                           150,000         174,849
                                                                   -----------
                                                                       455,157
                                                                   -----------

INDUSTRIAL - 0.4%
Dryden Investor Trust, 7.157%,
  07/23/2008 (Cost $140,189,
  Acquired 07/16/1998)(2)<F55>(3)<F56>                 140,189         151,278
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 0.5%
Tyco International Group SA,
  6.375%, 10/15/2011(1)<F54>(5)<F58>                   145,000         135,841
Tyco International Group SA,
  6.875%, 01/15/2029(1)<F54>                            60,000          53,396
                                                                   -----------
                                                                       189,237
                                                                   -----------

OIL & GAS - 2.0%
Apache Corporation,
  6.250%, 04/15/2012                                    20,000          22,459
BP Capital Markets plc,
  4.625%, 05/27/2005                                    90,000          95,572
Conoco Funding Company,
  6.350%, 10/15/2011(1)<F54>                            80,000          89,487
ConocoPhillips, 4.750%,
  10/15/2012 (Cost $40,000,
  Acquired 10/02/2002)(2)<F55>                          40,000          40,293
El Paso Corporation,
  7.800%, 08/01/2031                                    30,000          18,644
El Paso Corporation,
  7.750%, 01/15/2032                                   100,000          62,149
El Paso Natural Gas, 8.375%,
  06/15/2032 (Cost $19,534,
  Acquired 06/13/2002 and
  08/15/2002)(2)<F55>                                   20,000          14,939
Petroliam Nasional Berhad, 7.625%,
  10/15/2026 (Cost $9,545,
  Acquired 06/27/2002)(1)<F54>(2)<F55>                  10,000          10,384
Petronas Capital Ltd., 7.875%,
  05/22/2022 (Cost $19,906,
  Acquired 05/15/2002)(1)<F54>(2)<F55>                  20,000          21,554
Phillips Petroleum Company,
  8.750%, 05/25/2010                                   100,000         125,320
Sonat Inc., 7.625%, 07/15/2011                          10,000           6,711
Southern Natural Gas Company,
  8.000%, 03/01/2032                                    30,000          26,482
The Williams Companies, Inc.,
  7.625%, 07/15/2019                                   200,000         127,000
The Williams Companies, Inc.,
  7.750%, 06/15/2031                                    50,000          31,500
The Williams Companies, Inc., 8.750%,
  03/15/2032 (Cost $41,534,
  Acquired 04/10/2002)(2)<F55>                          40,000          26,400
                                                                   -----------
                                                                       718,894
                                                                   -----------

PAPER & FOREST PRODUCTS - 1.1%
Georgia-Pacific Corp,
  9.875%, 11/01/2021                                    75,000          67,875
Georgia-Pacific Corp,
  9.625%, 03/15/2022                                   200,000         180,000
MeadWestvaco Corporation,
  6.850%, 04/01/2012                                    30,000          33,347
Weyerhaeuser Company,
  6.750%, 03/15/2012(5)<F58>                            80,000          87,378
Weyerhaeuser Company,
  7.375%, 03/15/2032                                    20,000          21,759
                                                                   -----------
                                                                       390,359
                                                                   -----------

RAILROAD TRANSPORTATION - 0.1%
Consolidated Rail Corp.,
  7.875%, 05/15/2043                                    40,000          47,147
                                                                   -----------

RETAIL - 0.7%
J. C. Penney Company, Inc.,
  9.750%, 06/15/2021                                   229,000         220,388
Target Corporation,
  5.875%, 03/01/2012                                    30,000          32,584
                                                                   -----------
                                                                       252,972
                                                                   -----------

STEEL MANUFACTURING - 0.2%
Pohang Iron & Steel Co., Ltd.,
  7.125%, 07/15/2004(1)<F54>                            65,000          69,017
                                                                   -----------

TELECOMMUNICATION - 1.2%
AT&T Corp., 6.500%, 03/15/2013                          10,000          10,054
AT&T Corp., 8.000%, 11/15/2031                          30,000          33,181
British Telecommunications PLC,
  8.625%, 12/15/2030(1)<F54>                           110,000         140,745
Qwest Corporation,
  8.875%, 06/01/2031                                   225,000         203,625
Sprint Capital Corporation,
  6.900%, 05/01/2019                                    40,000          32,888
                                                                   -----------
                                                                       420,493
                                                                   -----------

TRANSPORTATION SERVICES - 0.5%
FedEx Corp., 9.650%, 06/15/2012                        125,000         166,580
                                                                   -----------

WASTE DISPOSAL - 1.0%
Waste Management, Inc.,
  7.000%, 07/15/2028                                   375,000         372,125
                                                                   -----------

TOTAL CORPORATE BONDS
  (COST $8,992,721)                                                  9,095,729
                                                                   -----------

REVENUE BONDS - 0.2%
Tobacco Settlement Financing
  Corp. - Louisiana,
  6.360%, 05/15/2025                                    66,431          66,500
                                                                   -----------
TOTAL REVENUE BONDS
  (COST $67,012)                                                        66,500
                                                                   -----------

FOREIGN GOVERNMENT BONDS - 0.9%
National Bank of Hungary,
  8.875%, 11/01/2013(1)<F54>                            75,000          98,471
Quebec Province,
  7.500%, 09/15/2029(1)<F54>(5)<F58>                    40,000          50,080
United Mexican States,
  11.500%, 05/15/2026(1)<F54>                          140,000         191,450
                                                                   -----------
TOTAL FOREIGN GOVERNMENT BONDS
  (COST $295,293)                                                      340,001
                                                                   -----------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 2.5%
FHLMC, 6.625%, 09/15/2009(5)<F58>                      725,000         851,629
FNMA, 6.000%, 05/15/2011(5)<F58>                        38,000          43,026
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $866,815)                                          894,655
                                                                   -----------

U.S. TREASURY SECURITIES - 17.8%

U.S. TREASURY BONDS - 15.2%
United States Treasury Bond,
  11.875%, 11/15/2003                                   20,000          21,832
United States Treasury Bond,
  9.875%, 11/15/2015(5)<F58>                         1,500,000       2,316,094
United States Treasury Bond,
  9.250%, 02/15/2016(5)<F58>                           500,000         742,109
United States Treasury Bond,
  5.250%, 11/15/2028(5)<F58>                           270,000         282,097
United States Treasury Bond,
  5.375%, 02/15/2031(5)<F58>                           600,000         654,281
United States Treasury
  Inflation Index Bond,
  3.875%, 04/15/2029(5)<F58>                         1,179,975       1,443,258
                                                                   -----------
                                                                     5,459,671
                                                                   -----------

U.S. TREASURY NOTES - 2.2%
United States Treasury Note,
  3.875%, 07/31/2003(5)<F58>                           200,000         203,125
United States Treasury Note,
  5.750%, 11/15/2005(5)<F58>                           495,000         547,343
United States Treasury Note,
  5.750%, 08/15/2010(5)<F58>                            10,000          11,501
United States Treasury Note,
  4.000%, 11/15/2012(5)<F58>                            10,000          10,145
                                                                   -----------
                                                                       772,114
                                                                   -----------

U.S. TREASURY STRIPS - 0.4%
United States Treasury Strips,
  0.000%, 08/15/2025                                   180,000          54,640
United States Treasury Strips,
  0.000%, 11/15/2027(5)<F58>                           500,000         135,791
                                                                   -----------
                                                                       190,431
                                                                   -----------
TOTAL U.S. TREASURY SECURITIES
  (COST $5,794,445)                                                  6,422,216
                                                                   -----------

ASSET BACKED SECURITIES - 11.5%
Advanta Mortgage Loan Trust,
  1997-1 A5, 7.350%, 05/25/2027                        433,850         449,581
Chevy Chase Home Loan Trust,
  1996-1 A, 7.150%, 05/15/2015(3)<F56>                  65,668          68,191
Cityscape Home Equity Loan Trust,
  1997-C A4, 7.000%, 07/25/2028                         77,831          81,382
Conseco Finance, 2002-C AF3,
  4.580%, 11/15/2027                                   100,000         103,480
Contimortgage Home Equity
  Loan Trust, 1997-2 A9,
  7.090%, 04/15/2028                                   168,483         170,694
Contimortgage Home Equity
  Loan Trust, 1999-3 A7,
  7.280%, 04/25/2014                                   426,826         457,169
Delta Funding Home Equity
  Loan Trust, 1997-3 A6F,
  6.860%, 10/25/2028                                   162,642         166,992
Fairbanks Capital Mortgage
  Loan Trust, 1999-1 A,
  2.020%, 05/25/2028(3)<F56>(4)<F57>                   142,289         142,918
Green Tree Financial Corporation,
  1997-7 A6, 6.760%, 07/15/2029                        374,234         382,801
Green Tree Financial Corporation,
  1999-3 A5, 6.160%, 02/01/2031                        450,000         442,147
Green Tree Home Improvement
  Loan Trust, 1996-D HEM2,
  8.300%, 09/15/2027                                   400,000         410,126
IMC Home Equity Loan Trust,
  1997-5 A10, 6.880%, 11/20/2028                       246,129         257,743
The Money Store Home
  Equity Trust, 1997-D AF7,
  6.485%, 12/15/2038                                   368,143         381,673
Salomon Brothers Mortgage
  Securities VII, 1997-LB6 A6,
  6.820%, 12/25/2027                                   424,522         451,412
SLM Student Loan Trust,
  Series 1998-2 A1,
  2.333%, 04/25/2007(4)<F57>                             5,726           5,734
UCFC Home Equity Loan,
  1998-C A7, 5.935%, 01/15/2030                        167,332         177,183
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (COST $3,945,962)                                                  4,149,226
                                                                   -----------

MORTGAGE BACKED
  SECURITIES - PRIVATE - 4.2%
Asset Securitization Corporation,
  1996-D2 A1, 6.920%, 02/14/2029                       157,447         168,754
Commercial Mortgage Acceptance
  Corporation, 1997-ML1 A4,
  6.735%, 12/15/2030                                    88,782          97,709
Deutsche Mortgage and Asset
  Receiving Corp., 1998-C1 A2,
  6.538%, 06/15/2031                                   100,000         109,930
GE Capital Commercial Mortgage
  Corporation., 2002-3A A2,
  4.996%, 12/10/2037                                   150,000         153,869
GE Capital Mortgage Services, Inc.,
  1993-14 A7, 6.500%, 11/25/2023                        75,000          76,550
GMAC Commercial Mortgage
  Securities Inc., 1997-C1 A3,
  6.869%, 07/15/2029                                   100,000         113,240
Nomura Asset Securities
  Corporation, 1996-MD5 A1B,
  7.120%, 04/13/2039                                   170,000         189,894
Residential Asset Securitization
  Trust, 1998-A8 A8,
  6.750%, 08/25/2028                                   215,890         221,381
Residential Funding Mortgage
  Securities I, 1992-S41 A2,
  7.000%, 12/25/2007                                   261,757         261,471
Residential Funding Mortgage
  Securities I, 1996-S14 M1,
  7.500%, 05/25/2026                                   105,726         108,615
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  PRIVATE (COST $1,435,632)                                          1,501,413
                                                                   -----------

MORTGAGE BACKED SECURITIES -
  U.S. AGENCY - 35.3%
FHLMC, Pool 160098,
  10.500%, 01/01/2010                                   20,427          22,880
FHLMC, Series 1 Class Z,
  9.300%, 04/15/2019                                    73,421          75,762
FHLMC, Series 2277,
  7.500%, 01/15/2031                                   349,014         373,029
FHLMC, Series 2418,
  6.000%, 09/15/2019                                   543,450         563,209
FHLMC, Series 2489 Class UA,
  4.000%, 12/15/2012                                   200,000         201,470
FHLMC, Series 2531 Class N,
  4.000%, 07/15/2027                                   150,000         150,094
FHLMC Gold, Pool C00647,
  6.500%, 09/01/2028                                    92,520          96,536
FHLMC Gold,  Pool C00689,
  6.500%, 12/01/2028                                   136,707         142,642
FHLMC Gold, Pool C00742,
  6.500%, 04/01/2029                                   431,533         450,026
FHLMC Gold, Pool C00760,
  6.500%, 05/01/2029                                   219,434         228,837
FHLMC Gold, Pool C00785,
  6.500%, 06/01/2029                                   181,510         189,289
FHLMC Gold, Pool C20300,
  6.500%, 01/01/2029                                   212,536         221,762
FNMA, Pool 251813,
  6.500%, 07/01/2028                                   140,534         146,648
FNMA, Pool 251967,
  6.500%, 09/01/2028                                   164,936         172,111
FNMA,  Pool 252162,
  6.500%, 12/01/2028                                   137,965         143,967
FNMA,  Pool 252645,
  6.500%, 08/01/2029                                   134,805         140,540
FNMA, Pool 253183,
  7.500%, 04/01/2030                                    26,678          28,368
FNMA, Pool 253398,
  8.000%, 08/01/2030                                   117,735         126,997
FNMA, Pool 303168,
  9.500%, 02/01/2025                                    39,922          44,483
FNMA, Pool 545081,
  6.500%, 06/01/2015                                    86,999          92,162
FNMA, Pool 585226,
  6.500%, 05/01/2031                                   131,233         136,786
FNMA,  Pool 627116,
  6.000%, 02/01/2032                                   551,662         571,404
FNMA, Pool TBA,
  5.500%, 01/01/2033                                    50,000          51,016
FNMA, Pool TBA,
  6.000%, 01/01/2033                                   100,000         103,406
FNMA, Pool TBA,
  6.500%, 01/01/2033                                    50,000          52,078
FNMA, Pool TBA,
  7.000%, 01/01/2033                                   600,000         631,313
FNMA, Series 1990-105 Class J,
  6.500%, 09/25/2020                                   189,588         202,727
FNMA, Series 1991-86 Class Z,
  6.500%, 07/25/2021                                   246,825         262,997
FNMA, Series 1992-136 Class PK,
  6.000%, 08/25/2022                                   300,000         313,772
FNMA, Series 1998-66 Class C,
  6.000%, 12/25/2028                                   135,326         138,939
GNMA, Pool 479168,
  8.000%, 02/15/2030                                   538,883         583,253
GNMA, Pool 508043,
  6.500%, 06/15/2029                                   911,107         958,017
GNMA, Pool 554206,
  6.500%, 12/15/2031                                   429,305         451,158
GNMA, Pool 571903,
  6.500%, 10/15/2031                                   933,840         981,375
GNMA, Pool 572381,
  6.500%, 11/15/2031                                   894,024         939,532
GNMA, Pool 580871,
  6.500%, 12/15/2031                                   902,744         948,696
GNMA, Pool 780315,
  9.500%, 12/15/2017                                    77,543          87,261
GNMA, Pool 781029,
  6.500%, 05/15/2029                                   148,420         156,094
GNMA, Pool 781038,
  6.500%, 05/15/2029                                    89,769          94,410
GNMA, Pool 781340,
  6.500%, 10/15/2031                                   781,096         821,176
GNMA, Pool TBA,
  6.000%, 01/01/2033                                   600,000         624,375
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $12,445,699)                                    12,720,597
                                                                   -----------

SHORT-TERM INVESTMENTS - 5.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.5%
Federal Home Loan Bank Discount
  Note, 0.650%, 01/02/2003                           1,688,000       1,687,970
FNMA Discount Note,
  1.525%, 02/12/2003(5)<F58>                           300,000         299,466
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $1,987,436)                                                  1,987,436
                                                                   -----------

INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING - 25.3%

COMMERCIAL PAPER - 2.5%
Danske Bank Commercial Paper,
  1.383%, 12/22/2003(3)<F56>                           390,800         390,800
Merrill Lynch Commercial Paper,
  1.433%, 11/18/2003(3)<F56>                           293,100         293,100
Morgan Stanley Commercial Paper,
  1.393%, 6/02/2003(3)<F56>                            195,400         195,400
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (COST $879,300)                                                      879,300
                                                                   -----------

MONEY MARKET FUNDS - 0.3%
AIM Liquid Assets Portfolio -
  Institutional Class                                   12,328          12,328
Merrill Lynch Premier
  Institutional Fund                                   102,755         102,755
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (COST $115,083)                                                      115,083
                                                                   -----------

OTHER SHORT-TERM INVESTMENTS - 1.6%
Premium Asset Trust 02-7, 1.988%,
  8/23/2003 (Cost $195,400,
  Acquired 8/01/2002)(2)<F55>(4)<F57>                  195,400         195,400
SMM Trust 2002-M, 1.440%,
  12/15/2003 (Cost $390,800,
  Acquired 12/13/2002)(2)<F55>(4)<F57>                 390,800         390,800
                                                                   -----------
TOTAL OTHER SHORT-TERM INVESTMENTS
  (COST $586,200)                                                      586,200
                                                                   -----------

REPURCHASE AGREEMENTS - 20.9%
CS First Boston Repurchase
  Agreement, 1.280%, 1/02/2003(6)<F59>               2,637,901       2,637,901
Salomon Smith Barney Repurchase
  Agreement, 1.363%, 1/02/2003(6)<F59>               4,885,002       4,885,002
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (COST $7,522,903)                                                  7,522,903
                                                                   -----------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $9,103,486)                                          9,103,486
                                                                   -----------
TOTAL INVESTMENTS
  (COST $44,934,501) - 128.5%                                       46,281,259
                                                                   -----------
Cash Received as Proceeds from
  Securities Lending - 0.2%                                             80,109
Liabilities, less Other Assets - (28.7%)                           (10,336,517)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $36,024,851
                                                                   -----------
                                                                   -----------

(1)<F54>  Foreign security which trades on U.S. exchange.
(2)<F55>  Restricted under Rule 144A of the Securities Act of 1933.
(3)<F56>  Fair valued security.
(4)<F57> Variable rate security. The rate shown is the rate in effect on December 31, 2002.
(5)<F58> This security or a portion of this security is out on loan at December 31, 2002. Total loaned securities had a market value of $9,017,971 at December 31, 2002. (Note 8).
(6)<F59> Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

CCM ADVISORS BALANCED MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002 (Unaudited)

                                                         SHARES        VALUE
                                                         ------        -----
COMMON STOCKS - 54.0%

AEROSPACE & DEFENSE - 1.3%
Raytheon Company                                        11,700     $   359,775
                                                                   -----------

AIR TRANSPORTATION - 0.1%
Southwest Airlines Co.                                   2,000          27,800
                                                                   -----------

AUTOMOBILES - 1.1%
General Motors Corporation                                 900          33,174
Volkswagen AG - ADR(1)<F61>                             47,900         248,299
                                                                   -----------
                                                                       281,473
                                                                   -----------

BANKING - 3.6%
Bank of America Corporation                              1,400          97,398
First Tennessee National Corporation(4)<F64>               600          21,564
FleetBoston Financial Corporation(4)<F64>               12,800         311,040
Golden West Financial Corporation                          200          14,362
National City Corporation                                1,600          43,712
North Fork Bancorporation, Inc.                            500          16,870
U.S. Bancorp                                            13,800         292,836
Wachovia Corporation                                     2,000          72,880
Wells Fargo & Company                                    1,800          84,366
                                                                   -----------
                                                                       955,028
                                                                   -----------

BIOTECHNOLOGY - 0.0%
Amgen Inc.*<F60>                                           228          11,022
                                                                   -----------

BUILDING & HOUSING PRODUCTS - 0.2%
American Standard Companies Inc.*<F60>(4)<F64>             300          21,342
The Sherwin-Williams Company                               700          19,775
                                                                   -----------
                                                                        41,117
                                                                   -----------

BUILDINGS - RESIDENTIAL/COMMERCIAL - 0.2%
Centex Corporation(4)<F64>                                 500          25,100
KB HOME(4)<F64>                                            500          21,425
                                                                   -----------
                                                                        46,525
                                                                   -----------

BUSINESS MACHINES & SOFTWARE - 0.5%
Hewlett-Packard Company(4)<F64>                          1,600          27,776
International Business
  Machines Corporation                                   1,100          85,250
Lexmark International, Inc.*<F60>(4)<F64>                  300          18,150
Xerox Corporation*<F60>                                  1,900          15,295
                                                                   -----------
                                                                       146,471
                                                                   -----------

BUSINESS SERVICES - 1.7%
Deluxe Corporation                                         500          21,050
First Data Corporation                                     300          10,623
Quintiles Transnational Corp.*<F60>                      1,800          21,780
Synopsys, Inc.*<F60>                                     8,800         406,120
                                                                   -----------
                                                                       459,573
                                                                   -----------

CHEMICALS - 0.2%
E.I. du Pont de Nemours and Company                      1,600          67,840
                                                                   -----------

COMMUNICATION & MEDIA - 1.7%
Clear Channel Communications, Inc.*<F60>                 1,400          52,206
Tribune Company                                            300          13,638
Viacom Inc. - Class B*<F60>(4)<F64>                        200           8,152
The Walt Disney Company(4)<F64>                         23,400         381,654
                                                                   -----------
                                                                       455,650
                                                                   -----------

COMPUTER SERVICES - 1.3%
SunGard Data Systems Inc.*<F60>                            900          21,204
Unisys Corporation*<F60>(4)<F64>                        32,500         321,750
                                                                   -----------
                                                                       342,954
                                                                   -----------

COMPUTERS - 0.3%
Dell Computer Corporation*<F60>(4)<F64>                  2,900          77,546
                                                                   -----------

CONSUMER PRODUCTS - 0.1%
The Clorox Company                                         600          24,750
                                                                   -----------

COSMETICS & SOAP - 0.5%
Alberto-Culver Company - Class B(4)<F64>                   400          20,160
The Procter & Gamble Company(4)<F64>                     1,200         103,128
                                                                   -----------
                                                                       123,288
                                                                   -----------

DRUGS - 5.8%
Abbott Laboratories                                     11,800         472,000
Eli Lilly and Company(4)<F64>                              300          19,050
Forest Laboratories, Inc.*<F60>                            500          49,110
GlaxoSmithKline plc - ADR(1)<F61>(4)<F64>                9,000         337,140
Johnson & Johnson(4)<F64>                                2,392         128,474
Merck & Co. Inc.                                         1,800         101,898
Pfizer Inc.(4)<F64>                                      3,600         110,052
Roche Holding AG - ADR(1)<F61>                           4,500         313,573
Watson Pharmaceuticals, Inc.*<F60>(4)<F64>                 700          19,789
                                                                   -----------
                                                                     1,551,086
                                                                   -----------

ENERGY - 0.4%
Edison International*<F60>                               2,300          27,255
Exelon Corporation                                         400          21,108
PG&E Corporation*<F60>(4)<F64>                           1,800          25,020
Sempra Energy                                              900          21,285
                                                                   -----------
                                                                        94,668
                                                                   -----------

ENTERTAINMENT & LEISURE - 0.1%
International Game Technology*<F60>                        300          22,776
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 0.4%
The Bear Stearns Companies Inc.                            300          17,820
Lehman Brothers Holdings Inc.(4)<F64>                      700          37,303
Morgan Stanley                                           1,100          43,912
                                                                   -----------
                                                                        99,035
                                                                   -----------

FINANCIAL SERVICES - 2.9%
Citigroup Inc.(4)<F64>                                   1,666          58,627
Countrywide Financial Corporation(4)<F64>                  400          20,660
Fannie Mae                                               1,200          77,196
Freddie Mac(4)<F64>                                      1,200          70,860
ING Groep N.V. - ADR(1)<F61>                            16,500         277,860
John Hancock Financial Services, Inc.                      800          22,320
MBIA Inc.(4)<F64>                                        5,200         228,072
Moody's Corporation                                        400          16,516
                                                                   -----------
                                                                       772,111
                                                                   -----------

FOOD & BEVERAGE - 1.7%
The Coca-Cola Company                                      600          26,292
ConAgra Foods, Inc.(4)<F64>                              1,500          37,515
General Mills, Inc.                                        300          14,085
Kellogg Company                                          1,200          41,124
Sara Lee Corporation(4)<F64>                            12,200         274,622
Sysco Corporation                                        1,700          50,643
                                                                   -----------
                                                                       444,281
                                                                   -----------

HEALTHCARE & MEDICAL SUPPLIES - 0.2%
C. R. Bard, Inc.(4)<F64>                                   300          17,400
Stryker Corporation                                        400          26,848
                                                                   -----------
                                                                        44,248
                                                                   -----------

HOTELS/CASINOS - 0.1%
Harrah's Entertainment, Inc.*<F60>(4)<F64>                 500          19,800
                                                                   -----------

INDUSTRIAL GASES - 0.1%
Praxair, Inc.                                              400          23,108
                                                                   -----------

INSURANCE - 5.7%
ACE Limited(1)<F61>(4)<F64>                              9,700         284,598
Allianz AG - ADR(1)<F61>                                10,400          99,320
The Allstate Corporation(4)<F64>                         9,800         362,502
American International Group, Inc.(4)<F64>                 812          46,974
CIGNA Corporation(4)<F64>                                3,400         139,808
Principal Financial Group, Inc.(4)<F64>                    800          24,104
The Progressive Corporation                                500          24,815
SAFECO Corporation                                       4,800         166,416
Travelers Property Casualty
  Corp. - Class A*<F60>(4)<F64>                         21,900         320,835
Travelers Property Casualty
  Corp. - Class B*<F60>                                  2,700          39,555
UnumProvident Corporation                                1,200          21,048
                                                                   -----------
                                                                     1,529,975
                                                                   -----------

INTERNET - 0.1%
eBay Inc.*<F60>(4)<F64>                                    200          13,564
Yahoo! Inc.*<F60>                                          500           8,175
                                                                   -----------
                                                                        21,739
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 1.3%
3M Co.(4)<F64>                                             300          36,990
Crane Co.                                                  900          17,937
Danaher Corporation(4)<F64>                                500          32,850
Honeywell International Inc.                             8,900         213,600
Textron, Inc.                                              500          21,495
Tyco International Ltd.(1)<F61>                            700          11,956
                                                                   -----------
                                                                       334,828
                                                                   -----------

MEDICAL INSTRUMENTS - 1.3%
Boston Scientific Corporation*<F60>(4)<F64>              1,100          46,772
Guidant Corporation*<F60>(4)<F64>                        9,800         302,330
                                                                   -----------
                                                                       349,102
                                                                   -----------

MULTI-INDUSTRY - 0.4%
General Electric Company(4)<F64>                         4,000          97,400
                                                                   -----------

NETWORKING - 0.1%
Cisco Systems, Inc.*<F60>(4)<F64>                        2,600          34,060
                                                                   -----------

OIL & GAS - DOMESTIC - 0.4%
Amerada Hess Corporation                                   300          16,515
Anadarko Petroleum Corporation(4)<F64>                     500          23,950
Apache Corporation                                         420          23,936
Occidental Petroleum Corporation                         1,200          34,140
                                                                   -----------
                                                                        98,541
                                                                   -----------

OIL & GAS - INTERNATIONAL - 2.9%
BP p.l.c. - ADR(1)<F61>                                  7,200         292,680
ChevronTexaco Corporation(4)<F64>                          700          46,536
ConocoPhillips                                           6,700         324,213
Exxon Mobil Corporation(4)<F64>                          2,648          92,521
Marathon Oil Corporation                                 1,200          25,548
                                                                   -----------
                                                                       781,498
                                                                   -----------

OIL & GAS - SERVICES - 3.3%
ENSCO International Incorporated                         6,300         185,535
Nabors Industries, Ltd*<F60>(1)<F61>                       300          10,581
Noble Corporation*<F60>(1)<F61>(4)<F64>                  4,900         172,235
Rowan Companies, Inc.*<F60>                                900          20,430
Schlumberger Limited(1)<F61>                             8,000         336,720
Transocean Inc.(1)<F61>                                  6,900         160,080
                                                                   -----------
                                                                       885,581
                                                                   -----------

PACKAGING - 1.1%
Ball Corporation(4)<F64>                                   400          20,476
Bemis Company, Inc.(4)<F64>                                300          14,889
Pactiv Corporation*<F60>                                12,300         268,878
                                                                   -----------
                                                                       304,243
                                                                   -----------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
Plum Creek Timber Company, Inc.                            300           7,080
                                                                   -----------

RETAIL - 5.7%
Big Lots, Inc.*<F60>(4)<F64>                               900          11,907
Circuit City Stores-Circuit City Group                  23,500         174,370
CVS Corporation                                         13,500         337,095
Dillard's, Inc. - Class A(4)<F64>                        1,200          19,032
Federated Department Stores, Inc.*<F60>                    600          17,256
Limited Brands                                          21,200         295,316
Lowe's Companies, Inc.(4)<F64>                           1,600          60,000
The May Department Stores Company                       11,900         273,462
Nordstrom, Inc.(4)<F64>                                 10,300         195,391
The TJX Companies, Inc.(4)<F64>                          1,400          27,328
Wal-Mart Stores, Inc.(4)<F64>                            1,800          90,918
Winn-Dixie Stores, Inc.(4)<F64>                          1,100          16,808
                                                                   -----------
                                                                     1,518,883
                                                                   -----------

SEMICONDUCTORS - 0.5%
Advanced Micro Devices, Inc.*<F60>                         900           5,814
Intel Corporation(4)<F64>                                6,200          96,534
QLogic Corporation*<F60>(4)<F64>                           600          20,706
Texas Instruments Incorporated                           1,500          22,515
                                                                   -----------
                                                                       145,569
                                                                   -----------

SOFTWARE - 3.3%
Autodesk, Inc.(4)<F64>                                  10,600         151,580
BMC Software, Inc.*<F60>                                30,000         513,300
Electronic Arts Inc.*<F60>(4)<F64>                         400          19,908
Intuit Inc.*<F60>                                          600          28,152
Microsoft Corporation*<F60>                              3,400         175,780
                                                                   -----------
                                                                       888,720
                                                                   -----------

TELECOMMUNICATIONS - 0.6%
ALLTEL Corporation(4)<F64>                                 800          40,800
CenturyTel, Inc.(4)<F64>                                   600          17,628
Citizens Communications Company*<F60>(4)<F64>            2,400          25,320
Nextel Communications,
  Inc. - Class A*<F60>(4)<F64>                           2,400          27,720
SBC Communications Inc.                                    879          23,830
Verizon Communications Inc.(4)<F64>                        376          14,570
                                                                   -----------
                                                                       149,868
                                                                   -----------

TELECOMMUNICATIONS EQUIPMENT - 0.2%
QUALCOMM Inc.*<F60>                                      1,000          36,390
Scientific-Atlanta, Inc.(4)<F64>                           700           8,302
                                                                   -----------
                                                                        44,692
                                                                   -----------

TEXTILES & APPAREL - 0.1%
Liz Claiborne, Inc.(4)<F64>                                600          17,790
                                                                   -----------

TIRE & RUBBER - 0.1%
Cooper Tire & Rubber Company                             1,400          21,476
                                                                   -----------

TOYS - 0.1%
Mattel, Inc.                                             1,000          19,150
                                                                   -----------

TRANSPORTATION - 0.2%
Burlington Northern
  Santa Fe Corporation(4)<F64>                           1,000          26,010
Union Pacific Corporation(4)<F64>                          700          41,909
                                                                   -----------
                                                                        67,919
                                                                   -----------

TRAVEL & RECREATION - 2.0%
Carnival Corporation(1)<F61>(4)<F64>                    10,400         259,480
Sabre Holdings Corporation*<F60>                        15,500         280,705
                                                                   -----------
                                                                       540,185
                                                                   -----------

TRUCKING - 0.1%
Ryder System, Inc.                                         700          15,708
                                                                   -----------
TOTAL COMMON STOCKS
  (COST $16,084,619)                                                14,365,932
                                                                   -----------

                                                     PRINCIPAL
                                                      AMOUNT
                                                     ---------
CORPORATE BONDS - 9.2%

BANKS - 3.1%
Allfirst Financial Inc.,
  7.200%, 07/01/2007                                $   50,000          55,687
AmSouth Bancorporation,
  6.750%, 11/01/2025                                    50,000          54,858
Banco Santander Chile,
  6.500%, 11/01/2005(1)<F61>                            50,000          53,161
Bank of Hawaii, 6.875%, 06/01/2003                      50,000          50,979
Bank of Oklahoma, 7.125%, 08/15/2007                    50,000          55,884
Bank United, 8.000%, 03/15/2009                         50,000          57,972
Bankers Trust Corporation,
  7.500%, 11/15/2015                                    25,000          29,522
Compass Bank, 8.100%, 08/15/2009                        50,000          59,462
Corp Andina De Fomento,
  8.875%, 06/01/2005(1)<F61>                            50,000          54,878
Dresdner Bank - New York,
  7.250%, 09/15/2015(1)<F61>                            50,000          54,588
First Bank Minnesota,
  8.350%, 11/01/2004                                    75,000          82,896
KeyCorp, 8.000%, 07/01/2004                             50,000          54,044
PNC Funding Corp.,
  7.500%, 11/01/2009                                    50,000          57,770
Signet Banking Corporation,
  7.800%, 09/15/2006                                    50,000          57,413
Standard Federal Bancorporation,
  7.750%, 07/17/2006                                    50,000          56,104
                                                                   -----------
                                                                       835,218
                                                                   -----------

BUILDING - 0.2%
Centex Corporation,
  5.800%, 09/15/2009                                    50,000          50,371
                                                                   -----------

CABLE TELEVISION - 0.2%
Tele-Communications, Inc.,
  9.250%, 01/15/2023                                    50,000          51,329
                                                                   -----------

ENERGY - 0.9%
Dominion Resources, Inc.,
  5.700%, 09/17/2012                                    50,000          51,974
Exelon Generation Co. LLC,
  6.950%, 06/15/2011                                    50,000          54,154
Hydro-Quebec, 11.750%, 02/01/2012(1)<F61>               50,000          75,325
PSI Energy, Inc., 7.850%, 10/15/2007                    50,000          56,088
                                                                   -----------
                                                                       237,541
                                                                   -----------

FINANCIAL - 2.0%
American General Finance
  Corporation, 5.875%, 12/15/2005                       50,000          53,529
Countrywide Home Loans, Inc.,
  5.500%, 08/01/2006                                    50,000          53,208
Ford Motor Credit Company,
  6.500%, 01/25/2007(4)<F64>                            25,000          24,715
FPL Group Capital Inc.,
  7.625%, 09/15/2006                                    50,000          56,061
General Motors Acceptance
  Corporation, 7.250%, 03/02/2011                       50,000          51,029
Heller Financial, Inc.,
  8.000%, 06/15/2005                                    75,000          84,582
Household Finance Corporation,
  8.000%, 07/15/2010                                    40,000          45,252
National Rural Utilities
  Cooperative Finance Corporation,
  5.750%, 08/28/2009                                    50,000          53,455
Transamerica Finance Corporation,
  5.740%, 09/15/2003                                   100,000         102,736
                                                                   -----------
                                                                       524,567
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 0.7%
Donaldson, Lufkin & Jenrette, Inc.,
  6.875%, 11/01/2005                                    50,000          54,673
Lehman Brothers Holdings Inc.,
  7.500%, 09/01/2006                                    75,000          84,954
Merrill Lynch & Co. Inc.,
  6.875%, 11/15/2018                                    50,000          55,295
                                                                   -----------
                                                                       194,922
                                                                   -----------

FOOD & BEVERAGES - 0.3%
Coca-Cola Enterprises Inc.,
  4.375%, 09/15/2009(4)<F64>                            50,000          51,582
The Quaker Oats Company,
  9.250%, 11/27/2007                                    25,000          30,840
                                                                   -----------
                                                                        82,422
                                                                   -----------

INSURANCE - 0.2%
MetLife, Inc., 6.500%, 12/15/2032                       50,000          52,071
                                                                   -----------

OIL & GAS - 0.2%
ONEOK, Inc., 7.750%, 08/15/2006                         50,000          55,234
                                                                   -----------

PACKAGING - 0.2%
Pactiv Corporation,
  7.950%, 12/15/2025                                    50,000          58,480
                                                                   -----------

PAPER & FOREST - 0.2%
MeadWestvaco Corporation,
  9.750%, 06/15/2020                                    50,000          65,145
                                                                   -----------

RAILROAD TRANSPORTATION - 0.7%
CSX Corporation,
  5.850%, 12/01/2003                                    50,000          51,839
Norfolk Southern Corporation,
  8.375%, 05/15/2005                                    50,000          56,481
Union Pacific Corporation,
  8.660%, 07/02/2011                                    62,627          74,412
                                                                   -----------
                                                                       182,732
                                                                   -----------

TRANSPORTATION SERVICES - 0.3%
FedEx Corp., 9.650%, 06/15/2012                         50,000          66,632
                                                                   -----------
TOTAL CORPORATE BONDS
  (COST $2,403,244)                                                  2,456,664
                                                                   -----------

REVENUE BONDS - 0.2%
Tobacco Settlement Financing Corp. -
  Louisiana, 6.360%, 05/15/2025                         44,288          44,333
                                                                   -----------
TOTAL REVENUE BONDS
  (COST $44,674)                                                        44,333
                                                                   -----------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS - 2.3%
FHLMC, 6.625%, 09/15/2009(4)<F64>                      525,000         616,697
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (COST $597,067)                                          616,697
                                                                   -----------

U.S. TREASURY SECURITIES - 9.3%
United States Treasury Bond,
  9.250%, 02/15/2016(4)<F64>                         1,665,000       2,471,225
                                                                   -----------
TOTAL U.S. TREASURY SECURITIES
  (COST $2,346,593)                                                  2,471,225
                                                                   -----------

ASSET BACKED SECURITIES - 3.0%
Banc One Home Equity Trust,
  1999-1 A4, 6.470%, 05/25/2026                        102,949         110,042
Chemical Master Credit Card Trust 1,
  1996-2 A, 5.980%, 09/15/2008                         150,000         161,585
Conseco Finance, 2002-C AF3,
  4.580%, 11/15/2027                                    75,000          77,610
Green Tree Financial Corporation,
  1999-3 A7, 6.400%, 10/15/2018                         91,996          95,201
Green Tree Home Improvement
  Loan Trust, 1998-D HEA6,
  6.150%, 08/15/2029                                    94,950          96,885
Residential Asset Mortgage
  Products, Inc., 2002-RS3 AI5,
  5.572%, 06/25/2032                                   150,000         154,857
Salomon Brothers Mortgage
  Securities VII, 1997-LB6 A6,
  6.820%, 12/25/2027                                    90,969          96,731
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (COST $780,636)                                                      792,911
                                                                   -----------

MORTGAGE BACKED
  SECURITIES - PRIVATE - 3.2%
GE Capital Commercial Mortgage
  Corporation, 2002-3A A2,
  4.996%, 12/10/2037                                   100,000         102,579
GE Capital Mortgage Services, Inc.,
  1993-14 A7, 6.500%, 11/25/2023                       100,000         102,066
Residential Accredit Loans, Inc.,
  1997-QS5 A9, 7.250%, 06/25/2027                       72,745          73,828
Residential Accredit Loans, Inc.,
  1997-QS9 A8, 7.250%, 09/25/2027                       80,816          82,636
Residential Asset Securitization Trust,
  1997-A10 A5, 7.250%, 12/25/2027                       79,427          80,951
Residential Asset Securitization Trust,
  1997-A11 A6, 7.000%, 01/25/2028                      125,121         127,892
Residential Asset Securitization Trust,
  1998-A5 A5, 6.750%, 06/25/2028                       128,219         131,920
Residential Funding Mortgage
  Securities 1, 1998-S6 A6,
  6.750%, 03/25/2028                                   150,000         153,708
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  PRIVATE (COST $856,161)                                              855,580
                                                                   -----------

MORTGAGE BACKED
  SECURITIES - U.S. AGENCY - 9.8%
FHLMC, Series 1395 G,
  6.000%, 10/15/2022                                    29,070          30,384
FHLMC, Series 159 H,
  4.500%, 09/15/2021                                    51,827          52,184
FHLMC, Series 2479 NH,
  5.000%, 12/15/2014                                   193,486         196,282
FHLMC, Series 2489 UA,
  4.000%, 12/15/2012                                   200,000         201,470
FHLMC, Series 2492 MD,
  5.500%, 09/15/2019                                   100,000         104,468
FHLMC, Series 2531 N,
  4.000%, 07/15/2027                                   100,000         100,062
FHLMC Gold, Pool C00632,
  7.000%, 07/01/2028                                   152,495         160,614
FHLMC Gold, Pool C00760,
  6.500%, 05/01/2029                                   158,480         165,271
FHLMC Gold, Pool C00785,
  6.500%, 06/01/2029                                   168,545         175,768
FNMA, Pool 251813,
  6.500%, 07/01/2028                                    97,293         101,526
FNMA, Pool 252255,
  6.500%, 02/01/2029                                   171,146         178,591
FNMA, Series 1993-58 H,
  5.500%, 04/25/2023                                   163,942         171,424
FNMA, Series 2001-42 AH,
  5.500%, 05/25/2017                                   200,000         205,244
GNMA, Pool 2563,
  6.500%, 03/20/2028                                   170,495         178,158
GNMA, Pool 559847,
  6.000%, 01/15/2032                                    97,441         101,644
GNMA, Pool 582210,
  6.000%, 01/15/2032                                    90,115          94,002
GNMA, Pool 780615,
  6.500%, 08/15/2027                                   187,966         197,903
GNMA, Pool 781029,
  6.500%, 05/15/2029                                   197,894         208,125
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES -
  U.S. AGENCY (COST $2,594,811)                                      2,623,120
                                                                   -----------

SHORT-TERM INVESTMENTS - 8.3%

U.S. GOVERNMENT OBLIGATIONS - 8.3%
Federal Home Loan
  Bank Discount Note,
  0.650%, 01/02/2003                                 1,404,000       1,403,975
Federal Home Loan Mortgage
  Corporation Discount Note,
  1.230%, 01/28/2003                                   800,000         799,262
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $2,203,237)                                                  2,203,237
                                                                   -----------

INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING - 33.1%

COMMERCIAL PAPER - 3.2%
Danske Bank Commercial Paper,
  1.383%, 12/22/2003(3)<F63>                           378,092         378,092
Merrill Lynch Commercial Paper,
  1.433%, 11/18/2003(3)<F63>                           283,569         283,569
Morgan Stanley Commercial Paper,
  1.393%, 6/02/2003(3)<F63>                            189,046         189,046
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (COST $850,707)                                                      850,707
                                                                   -----------

MONEY MARKET FUNDS - 0.4%
AIM Liquid Assets Portfolio -
  Institutional Class                                   11,927          11,927
Merrill Lynch Premier
  Institutional Fund                                    99,414          99,414
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (COST $111,341)                                                      111,341
                                                                   -----------

OTHER SHORT-TERM INVESTMENTS - 2.1%
Premium Asset Trust 02-7, 1.988%,
  8/23/2003 (Cost $189,046,
  Acquired 8/01/2002)(2)<F62>(3)<F63>                  189,046         189,046
SMM Trust 2002-M, 1.440%,
  12/15/2003 (Cost $378,092,
  Acquired 12/13/2002)(2)<F62>(3)<F63>                 378,092         378,092
                                                                   -----------
TOTAL OTHER SHORT-TERM INVESTMENTS
  (COST $567,138)                                                      567,138
                                                                   -----------

REPURCHASE AGREEMENTS - 27.4%
CS First Boston Repurchase
  Agreement, 1.280%, 1/02/2003(5)<F65>               2,552,119       2,552,119
Salomon Smith Barney Repurchase
  Agreement, 1.363%, 1/02/2003(5)<F65>               4,726,146       4,726,146
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (COST $7,278,265)                                                  7,278,265
                                                                   -----------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $8,807,451)                                          8,807,451
                                                                   -----------
TOTAL INVESTMENTS
  (COST $36,718,493) - 132.4%                                       35,237,150
                                                                   -----------
Cash Received as Proceeds from
  Securities Lending - 0.3%                                             77,501
Liabilities, less Other Assets - (32.7%)                            (8,703,400)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $26,611,251
                                                                   -----------
                                                                   -----------

 *<F60>   Non-income Producing Security.
    ADR   American Depository Receipt.
(1)<F61>  Foreign security which trades on U.S. exchange.
(2)<F62>  Restricted under Rule 144A of the Securities Act of 1933.
(3)<F63> Variable rate security. The rate shown is the rate in effect on December 31, 2002.
(4)<F64> This security or a portion of this security is out on loan at December 31, 2002. Total loaned securities had a market value of $8,615,450 at December 31, 2002. (Note 8).
(5)<F65> Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

CCM ADVISORS DIVERSIFIED EQUITY MASTER PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002 (Unaudited)

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS - 97.9%

AEROSPACE & DEFENSE - 1.8%
Northrop Grumman Corporation(2)<F68>                       600     $    58,200
Raytheon Company                                        41,500       1,276,125
                                                                   -----------
                                                                     1,334,325
                                                                   -----------

AIR TRANSPORTATION - 0.3%
Southwest Airlines Co.(2)<F68>                          14,900         207,110
                                                                   -----------

AUTOMOBILES - 1.5%
General Motors Corporation                               7,300         269,078
Volkswagen AG -ADR(1)<F67>                             165,900         859,976
                                                                   -----------
                                                                     1,129,054
                                                                   -----------

BANKING - 7.2%
Bank of America Corporation                             10,400         723,528
First Tennessee National Corporation(2)<F68>             4,000         143,760
FleetBoston Financial Corporation(2)<F68>               48,700       1,183,410
National City Corporation                               14,100         385,212
North Fork Bancorporation, Inc.                          1,000          33,740
U.S. Bancorp                                            75,800       1,608,476
Wachovia Corporation                                    14,500         528,380
Wells Fargo & Company                                   19,000         890,530
                                                                   -----------
                                                                     5,497,036
                                                                   -----------

BUILDING & HOUSING PRODUCTS - 0.4%
American Standard Companies Inc.*<F66>(2)<F68>           2,200         156,508
The Sherwin-Williams Company                             5,100         144,075
                                                                   -----------
                                                                       300,583
                                                                   -----------

BUILDINGS - RESIDENTIAL/COMMERCIAL - 0.6%
Centex Corporation(2)<F68>                               2,900         145,580
KB HOME(2)<F68>                                          3,400         145,690
Lennar Corporation                                       2,700         139,320
                                                                   -----------
                                                                       430,590
                                                                   -----------

BUSINESS MACHINES & SOFTWARE - 1.3%
Hewlett-Packard Company(2)<F68>                         29,100         505,176
International Business
  Machines Corporation                                   3,800         294,500
Lexmark International, Inc.*<F66>(2)<F68>                  400          24,200
McDATA Corporation - Class A*<F66>                       4,009          28,464
Xerox Corporation*<F66>(2)<F68>                         18,300         147,315
                                                                   -----------
                                                                       999,655
                                                                   -----------

BUSINESS SERVICES - 2.4%
Deluxe Corporation                                       3,300         138,930
Quintiles Transnational Corp.*<F66>                     13,100         158,510
Synopsys, Inc.*<F66>(2)<F68>                            33,100       1,527,565
                                                                   -----------
                                                                     1,825,005
                                                                   -----------

CABLE TELEVISION - 0.1%
Comcast Corporation - Class A*<F66>                      1,616          38,089
                                                                   -----------

CHEMICALS - 0.6%
E.I. du Pont de Nemours and Company                     11,300         479,120
                                                                   -----------

COMMUNICATION & MEDIA - 2.4%
Clear Channel Communications, Inc.*<F66>                10,200         380,358
Tribune Company                                          2,800         127,288
Viacom Inc. - Class B*<F66>(2)<F68>                      2,300          93,748
The Walt Disney Company(2)<F68>                         76,600       1,249,346
                                                                   -----------
                                                                     1,850,740
                                                                   -----------

COMPUTER SERVICES - 1.4%
Unisys Corporation*<F66>(2)<F68>                       110,400       1,092,960
                                                                   -----------

COMPUTERS - 0.8%
Dell Computer Corporation*<F66>(2)<F68>                 21,400         572,236
EMC Corporation*<F66>                                    3,500          21,490
                                                                   -----------
                                                                       593,726
                                                                   -----------

CONSUMER PRODUCTS - 0.3%
The Clorox Company(2)<F68>                               4,900         202,125
                                                                   -----------

COSMETICS & SOAP - 1.2%
Alberto-Culver Company - Class B(2)<F68>                 2,800         141,120
The Procter & Gamble Company(2)<F68>                     8,800         756,272
                                                                   -----------
                                                                       897,392
                                                                   -----------

DRUGS - 11.4%
Abbott Laboratories                                     45,300       1,812,000
Biogen, Inc.*<F66>                                         200           8,012
Bristol-Myers Squibb Company                             8,700         201,405
Eli Lilly and Company(2)<F68>                            1,900         120,650
Forest Laboratories, Inc.*<F66>                          3,500         343,770
GlaxoSmithKline plc - ADR(1)<F67>(2)<F68>               34,400       1,288,624
Johnson & Johnson(2)<F68>                               21,010       1,128,447
Merck & Co. Inc.                                        21,800       1,234,098
Pfizer Inc.(2)<F68>                                     40,475       1,237,321
Roche Holding AG - ADR(1)<F67>(2)<F68>                  15,500       1,080,086
Schering-Plough Corporation                              3,500          77,700
Watson Pharmaceuticals, Inc.*<F66>(2)<F68>               5,000         141,350
                                                                   -----------
                                                                     8,673,463
                                                                   -----------

ELECTRONICS - 0.1%
Agilent Technologies, Inc.*<F66>                         4,500          80,820
                                                                   -----------

ENERGY - 1.4%
Dominion Resources, Inc.                                 4,000         219,600
Duke Energy Corporation                                  3,000          58,620
Edison International*<F66>                              14,600         173,010
Exelon Corporation                                       2,500         131,925
PG&E Corporation*<F66>(2)<F68>                          13,000         180,700
Questar Corporation                                      6,000         166,920
Sempra Energy(2)<F68>                                    6,200         146,630
                                                                   -----------
                                                                     1,077,405
                                                                   -----------

ENTERTAINMENT & LEISURE - 0.2%
International Game Technology*<F66>                      2,000         151,840
                                                                   -----------

FINANCIAL - INVESTMENT
  BANKING CORPORATIONS - 0.8%
The Bear Stearns Companies Inc.                          3,400         201,960
Lehman Brothers Holdings Inc.(2)<F68>                    5,300         282,437
Morgan Stanley                                           3,000         119,760
                                                                   -----------
                                                                       604,157
                                                                   -----------

FINANCIAL SERVICES - 6.8%
Citigroup Inc.(2)<F68>                                  22,065         776,467
Countrywide Financial Corporation(2)<F68>                3,000         154,950
Fannie Mae                                              13,500         868,455
Freddie Mac(2)<F68>                                     18,600       1,098,330
Household International, Inc.                            5,500         152,955
ING Groep N.V. - ADR(1)<F67>                            63,000       1,060,920
John Hancock Financial Services, Inc.                    5,600         156,240
MBIA Inc.(2)<F68>                                       17,850         782,901
Moody's Corporation                                      3,600         148,644
                                                                   -----------
                                                                     5,199,862
                                                                   -----------

FOOD & BEVERAGE - 2.9%
The Coca-Cola Company                                    6,800         297,976
ConAgra Foods, Inc.(2)<F68>                             11,800         295,118
General Mills, Inc.                                        700          32,865
Kellogg Company                                          8,500         291,295
Sara Lee Corporation(2)<F68>                            42,300         952,173
Sysco Corporation                                       12,500         372,375
                                                                   -----------
                                                                     2,241,802
                                                                   -----------

HEALTHCARE & MEDICAL SUPPLIES - 0.6%
C.R. Bard, Inc.(2)<F68>                                  3,000         174,000
Stryker Corporation                                      2,700         181,224
Zimmer Holdings, Inc.*<F66>                              3,000         124,560
                                                                   -----------
                                                                       479,784
                                                                   -----------

HOSPITALS - 0.0%
HCA Inc.(2)<F68>                                           500          20,750
                                                                   -----------
HOTELS/CASINOS - 0.2%
Harrah's Entertainment, Inc.*<F66>(2)<F68>               4,100         162,360
                                                                   -----------

INDUSTRIAL GASES - 0.2%
Praxair, Inc.                                            3,100         179,087
                                                                   -----------

INSURANCE - 9.3%
ACE Limited(1)<F67>(2)<F68>                             38,700       1,135,458
Allianz AG - ADR(1)<F67>                                36,700         350,485
The Allstate Corporation                                40,500       1,498,095
American International
  Group, Inc.(2)<F68>                                   12,994         751,703
CIGNA Corporation(2)<F68>                               12,800         526,336
Principal Financial Group, Inc.(2)<F68>                  6,500         195,845
The Progressive Corporation                              4,700         233,261
SAFECO Corporation                                      17,500         606,725
Travelers Property Casualty
  Corp. -  Class A*<F66>(2)<F68>                        90,127       1,320,360
Travelers Property Casualty
  Corp. - Class B*<F66>                                 20,156         295,285
UnumProvident Corporation                                8,300         145,582
                                                                   -----------
                                                                     7,059,135
                                                                   -----------

INTERNET - 0.2%
eBay Inc.*<F66>(2)<F68>                                  1,200          81,384
Yahoo! Inc.*<F66>(2)<F68>                                2,400          39,240
                                                                   -----------
                                                                       120,624
                                                                   -----------

MANUFACTURING - DIVERSIFIED - 2.3%
3M Co.(2)<F68>                                           2,200         271,260
Crane Co.                                                1,700          33,881
Danaher Corporation(2)<F68>                              3,300         216,810
Honeywell International Inc.                            34,100         818,400
Textron, Inc.                                            3,500         150,465
Tyco International Ltd.(1)<F67>                         14,200         242,536
                                                                   -----------
                                                                     1,733,352
                                                                   -----------

MEDICAL INSTRUMENTS - 2.0%
Boston Scientific Corporation*<F66>(2)<F68>              7,800         331,656
Guidant Corporation*<F66>(2)<F68>                       37,600       1,159,960
                                                                   -----------
                                                                     1,491,616
                                                                   -----------

MULTI-INDUSTRY - 1.6%
General Electric Company(2)<F68>                        49,300       1,200,455
                                                                   -----------

NETWORKING - 0.4%
Cisco Systems, Inc.*<F66>(2)<F68>                       20,900         273,790
                                                                   -----------

OIL & GAS - DOMESTIC - 1.3%
Amerada Hess Corporation                                 2,900         159,645
Anadarko Petroleum Corporation(2)<F68>                   3,400         162,860
Apache Corporation                                       3,400         193,766
Frontier Oil Corporation                                13,500         232,470
Occidental Petroleum Corporation                         8,800         250,360
                                                                   -----------
                                                                       999,101
                                                                   -----------

OIL & GAS - INTERNATIONAL - 4.5%
BP p.l.c. - ADR(1)<F67>                                 25,100       1,020,315
ChevronTexaco Corporation(2)<F68>                        4,700         312,456
ConocoPhillips(2)<F68>                                  24,862       1,203,073
Exxon Mobil Corporation                                 20,752         725,075
Marathon Oil Corporation                                 7,800         166,062
                                                                   -----------
                                                                     3,426,981
                                                                   -----------

OIL & GAS - SERVICES - 4.6%
ENSCO International Incorporated                        22,200         653,790
Nabors Industries, Ltd*<F66>(1)<F67>                     3,600         126,972
Noble Corporation*<F66>(1)<F67>(2)<F68>                 17,300         608,095
Schlumberger Limited(1)<F67>                            32,000       1,346,880
Rowan Companies, Inc.*<F66>(2)<F68>                      6,400         145,280
Transocean Inc.(1)<F67>                                 27,600         640,320
                                                                   -----------
                                                                     3,521,337
                                                                   -----------

PACKAGING - 1.5%
Ball Corporation(2)<F68>                                 3,000         153,570
Bemis Company, Inc.(2)<F68>                              3,600         178,668
Pactiv Corporation*<F66>                                38,700         845,982
                                                                   -----------
                                                                     1,178,220
                                                                   -----------

REAL ESTATE INVESTMENT
  TRUSTS (REITS) - 0.1%
Plum Creek Timber Company, Inc.                          3,600          84,960
                                                                   -----------

RESTAURANTS - 0.1%
Starbucks Corporation*<F66>                              2,500          50,950
                                                                   -----------

RETAIL - 8.3%
Circuit City Stores-Circuit City Group                  82,900         615,118
CVS Corporation                                         46,700       1,166,099
Dillard's, Inc. - Class A(2)<F68>                        8,100         128,466
Federated Department Stores, Inc.*<F66>                  5,100         146,676
Limited Brands                                          81,000       1,128,330
Lowe's Companies, Inc.(2)<F68>                          11,000         412,500
The May Department Stores Company                       41,300         949,074
Nordstrom, Inc.(2)<F68>                                 38,700         734,139
The TJX Companies, Inc.(2)<F68>                         10,200         199,104
Wal-Mart Stores, Inc.(2)<F68>                           13,200         666,732
Winn-Dixie Stores, Inc.(2)<F68>                          9,500         145,160
                                                                   -----------
                                                                     6,291,398
                                                                   -----------

SEMICONDUCTOR COMPONENTS
  & EQUIPMENT - 0.3%
Applied Materials, Inc.*<F66>                           16,000         208,480
                                                                   -----------

SEMICONDUCTORS - 1.8%
Advanced Micro Devices, Inc.*<F66>                       7,600          49,096
Intel Corporation(2)<F68>                               58,000         903,060
QLogic Corporation*<F66>(2)<F68>                         4,900         169,099
Texas Instruments Incorporated                          17,100         256,671
                                                                   -----------
                                                                     1,377,926
                                                                   -----------

SOFTWARE - 6.6%
Adobe Systems Incorporated                               1,000          24,801
Autodesk, Inc.(2)<F68>                                  44,900         642,070
BMC Software, Inc.*<F66>                               113,700       1,945,407
Electronic Arts Inc.*<F66>(2)<F68>                       2,900         144,333
Intuit Inc.*<F66>                                       13,000         609,960
Microsoft Corporation*<F66>                             28,700       1,483,790
Oracle Corporation*<F66>                                 9,500         102,600
VERITAS Software Corporation*<F66>                       6,500         101,530
                                                                   -----------
                                                                     5,054,491
                                                                   -----------

TELECOMMUNICATIONS - 1.6%
ALLTEL Corporation(2)<F68>                               7,200         367,200
AT&T Corp.                                               1,000          26,110
AT&T Wireless Services Inc.*<F66>                        3,429          19,374
CenturyTel, Inc.(2)<F68>                                 6,400         188,032
Citizens Communications
  Company*<F66>(2)<F68>                                 18,600         196,230
General Motors Corporation -
  Class H*<F66>                                          1,064          11,385
Nextel Communications, Inc. -
  Class A*<F66>(2)<F68>                                 18,400         212,520
SBC Communications Inc.                                  3,827         103,750
Verizon Communications Inc.(2)<F68>                      2,532          98,115
                                                                   -----------
                                                                     1,222,716
                                                                   -----------

TELECOMMUNICATIONS EQUIPMENT - 0.6%
ADC Telecommunications, Inc.*<F66>                      28,000          58,520
ADTRAN, Inc.*<F66>                                       2,500          82,250
QUALCOMM Inc.*<F66>(2)<F68>                              6,900         251,091
Scientific-Atlanta, Inc.(2)<F68>                         2,500          29,650
                                                                   -----------
                                                                       421,511
                                                                   -----------

TEXTILES & APPAREL - 0.1%
Liz Claiborne, Inc.(2)<F68>                              3,600         106,740
                                                                   -----------

TIRE & RUBBER - 0.2%
Cooper Tire & Rubber Company                             9,900         151,866
                                                                   -----------

TOYS - 0.2%
Mattel, Inc.                                             8,400         160,860
                                                                   -----------

TRANSPORTATION - 0.6%
Burlington Northern
  Santa Fe Corporation(2)<F68>                           7,300         189,873
Union Pacific Corporation(2)<F68>                        5,100         305,337
                                                                   -----------
                                                                       495,210
                                                                   -----------

TRAVEL & RECREATION - 2.6%
Carnival Corporation(1)<F67>(2)<F68>                    40,100       1,000,495
Sabre Holdings Corporation*<F66>                        53,500         968,885
                                                                   -----------
                                                                     1,969,380
                                                                   -----------

TRUCKING - 0.2%
Ryder System, Inc.                                       7,800         175,032
                                                                   -----------
TOTAL COMMON STOCKS
  (COST $80,618,923)                                                74,524,971
                                                                   -----------

INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING - 40.9%
COMMERCIAL PAPER - 4.0%
Danske Bank Commercial Paper,
  1.383%, 12/22/2003(4)<F70>                         1,337,628       1,337,628
Merrill Lynch Commercial Paper,
  1.433%, 11/18/2003(4)<F70>                         1,003,221       1,003,221
Morgan Stanley Commercial Paper,
  1.393%, 6/02/2003(4)<F70>                            668,814         668,814
                                                                   -----------
TOTAL COMMERCIAL PAPER
  (COST $3,009,663)                                                  3,009,663
                                                                   -----------

MONEY MARKET FUNDS - 0.5%
AIM Liquid Assets Portfolio -
  Institutional Class                                   42,196          42,196
Merrill Lynch Premier
  Institutional Fund                                   351,709         351,709
                                                                   -----------
TOTAL MONEY MARKET FUNDS
  (COST $393,905)                                                      393,905
                                                                   -----------

OTHER SHORT-TERM INVESTMENTS - 2.6%
Premium Asset Trust 02-7, 1.988%,
  8/23/2003 (Cost $668,814,
  Acquired 8/01/2002)(3)<F69>(4)<F70>                  668,814         668,814
SMM Trust 2002-M, 1.440%,
  12/15/2003 (Cost $1,337,628,
  Acquired 12/13/2002)(3)<F69>(4)<F70>               1,337,628       1,337,628
                                                                   -----------
TOTAL OTHER SHORT-TERM INVESTMENTS
  (COST $2,006,442)                                                  2,006,442
                                                                   -----------

REPURCHASE AGREEMENTS - 33.8%
CS First Boston Repurchase
  Agreement, 1.280%, 1/02/2003(5)<F71>               9,028,987       9,028,987
Salomon Smith Barney Repurchase
  Agreement, 1.363%, 1/02/2003(5)<F71>              16,720,346      16,720,346
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (COST $25,749,333)                                                25,749,333
                                                                   -----------
TOTAL INVESTMENTS PURCHASED WITH
  CASH PROCEEDS FROM SECURITIES
  LENDING (COST $31,159,343)                                        31,159,343
                                                                   -----------
TOTAL INVESTMENTS
  (COST $111,778,266) - 138.8%                                     105,684,314
                                                                   -----------
Cash Received as Proceeds from
  Securities Lending - 0.4%                                            274,190
Liabilities, less Other Assets - (39.2%)                           (29,808,335)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $76,150,169
                                                                   -----------
                                                                   -----------

  *<F66>  Non-income Producing Security.
     ADR  American Depository Receipt.
(1)<F67>  Foreign security which trades on U.S. exchange.
(2)<F68> This security or a portion of this security is out on loan at December 31, 2002. Total loaned securities had a market value of $30,237,994 at December 31, 2002. (Note 8).
(3)<F69>  Restricted under Rule 144A of the Securities Act of 1933.
(4)<F70> Variable rate security. The rate shown is the rate in effect on December 31, 2002.
(5)<F71> Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
STATEMENT OF ASSETS & LIABILITIES
December 31, 2002 (Unaudited)

                                                    LIMITED MATURITY     FULL MATURITY                            DIVERSIFIED
                                                      FIXED INCOME        FIXED INCOME          BALANCED             EQUITY
                                                    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO
                                                    ----------------    ----------------    ----------------    ----------------
ASSETS:
   Investments, at value(1)<F72>(2)<F73>              $132,487,265        $46,281,259         $35,237,150         $105,684,314
   Cash received as proceeds
     from securities lending                               388,134             80,109              77,501              274,190
   Cash                                                      1,898             15,729               2,607            1,591,487
   Dividends receivable                                         --                 --              30,136              147,967
   Interest receivable                                   1,051,361            355,747             131,220                  549
   Receivable for futures contracts                             --              2,887                  --                   --
   Receivable for investments sold                              --             89,686              76,435                   --
   Prepaid expenses                                          2,877              2,877               2,825                2,805
                                                      ------------        -----------         -----------         ------------
       Total assets                                    133,931,535         46,828,294          35,557,874          107,701,312
                                                      ------------        -----------         -----------         ------------

LIABILITIES:
   Payables for collateral received
     for securities loaned                              44,495,775          9,183,595           8,884,952           31,433,533
   Payable to Advisor                                       38,492             15,191              17,085               45,224
   Payable for investments purchased                            --          1,454,144              11,163               36,678
   Payable for withdrawn capital                                --            115,000                  --                   --
   Accrued expenses and other liabilities                   36,555             35,513              33,423               35,708
                                                      ------------        -----------         -----------         ------------
       Total liabilities                                44,570,822         10,803,443           8,946,623           31,551,143
                                                      ------------        -----------         -----------         ------------

       Net assets                                     $ 89,360,713        $36,024,851         $26,611,251         $ 76,150,169
                                                      ------------        -----------         -----------         ------------
                                                      ------------        -----------         -----------         ------------

(1)<F72>  Cost of investments                         $130,860,882        $44,934,501         $36,718,493         $111,778,266
                                                      ------------        -----------         -----------         ------------
                                                      ------------        -----------         -----------         ------------
(2)<F73>  Includes loaned securities with
            a market value of:                        $ 43,637,815        $ 9,017,971         $ 8,615,450         $ 30,237,994
                                                      ------------        -----------         -----------         ------------
                                                      ------------        -----------         -----------         ------------

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
STATEMENT OF OPERATIONS
For the Period July 1, 2002 through December 31, 2002 (Unaudited)

                                                    LIMITED MATURITY     FULL MATURITY                            DIVERSIFIED
                                                      FIXED INCOME        FIXED INCOME          BALANCED             EQUITY
                                                    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO    MASTER PORTFOLIO
                                                    ----------------    ----------------    ----------------    ----------------
INVESTMENT INCOME
   Dividends*<F74>                                     $       --          $       --         $   108,316         $   592,680
   Interest                                             1,702,912           1,048,823             233,177              15,048
   Income from securities lending, net                      7,022               2,420               2,321               6,956
                                                       ----------          ----------         -----------         -----------
       Total Investment Income                          1,709,934           1,051,243             343,814             614,684
                                                       ----------          ----------         -----------         -----------

EXPENSES
   Investment advisory fees                               222,969              95,449              93,573             276,089
   Administration fees                                     25,927              11,227               8,014              21,246
   Audit fees                                              12,848              12,848              12,848              12,848
   Custodian fees and expenses                              9,311              13,379              17,062              17,490
   Trustees' fees and expenses                              2,530               2,530               2,530               2,530
   Fund accounting fees                                    31,288              36,724              26,252              20,681
   Insurance expense                                        3,144               3,144               3,144               3,144
   Legal fees                                               8,291               8,291               8,291               8,291
                                                       ----------          ----------         -----------         -----------
       Net Expenses                                       316,308             183,592             171,714             362,319
                                                       ----------          ----------         -----------         -----------
NET INVESTMENT INCOME                                   1,393,626             867,651             172,100             252,365
                                                       ----------          ----------         -----------         -----------

CCM ADVISORS FUNDS - MASTER
  INVESTMENT PORTFOLIOS
Realized gain (loss) on:
   Investments sold                                       793,044             445,212            (698,763)         (6,706,852)
   Option contracts expired or closed                          --                  --                  --                  --
   Futures contracts closed                                    --              40,827               7,949                  --
                                                       ----------          ----------         -----------         -----------
   Net realized gain (loss)                               793,044             486,039            (690,814)         (6,706,852)
Change in unrealized appreciation / depreciation on:
   Investments                                            563,130             598,091            (917,691)         (3,258,769)
   Written options                                             --                  --                  --                  --
   Futures contracts                                           --             (20,964)             (6,045)                 --
                                                       ----------          ----------         -----------         -----------
   Net unrealized gain (loss)                             563,130             577,127            (923,736)         (3,258,769)
                                                       ----------          ----------         -----------         -----------
NET GAIN (LOSS) ON INVESTMENTS                          1,356,174           1,063,166          (1,614,550)         (9,965,621)
                                                       ----------          ----------         -----------         -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                     $2,749,800          $1,930,817         $(1,442,450)        $(9,713,256)
                                                       ----------          ----------         -----------         -----------
                                                       ----------          ----------         -----------         -----------
*<F74>  Net of Foreign Taxes Withheld of:              $       --          $       --         $     2,369         $     9,464
                                                       ----------          ----------         -----------         -----------
                                                       ----------          ----------         -----------         -----------

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS

                                                           LIMITED MATURITY FIXED                   FULL MATURITY FIXED
                                                          INCOME MASTER PORTFOLIO                 INCOME MASTER PORTFOLIO
                                                   -------------------------------------   -------------------------------------
                                                        FOR THE             FOR THE             FOR THE             FOR THE
                                                    SIX MONTHS ENDED  PERIOD 11/1/01*<F75>  SIX MONTHS ENDED  PERIOD 11/1/01*<F75>
                                                   DECEMBER 31, 2002    THROUGH 6/30/02    DECEMBER 31, 2002    THROUGH 6/30/02
                                                   -----------------    ---------------    -----------------    ---------------
                                                      (UNAUDITED)                             (UNAUDITED)
OPERATIONS:
   Net investment income                              $ 1,393,626         $ 1,898,866         $   867,651         $ 1,200,506
   Net realized gain (loss) on:
       Investments sold                                   793,044             374,263             445,212             215,911
       Option contracts expired or closed                      --                  --                  --              34,331
       Futures contracts closed                                --                  --              40,827             (12,093)
   Net change in unrealized
     appreciation / depreciation on:
       Investments                                        563,130            (615,111)            598,091          (1,010,431)
       Written options                                         --                  --                  --             118,246
       Futures contracts                                       --                  --             (20,964)           (180,360)
                                                      -----------         -----------         -----------         -----------
       Net increase in net assets
         resulting from operations                      2,749,800           1,658,018           1,930,817             366,110
                                                      -----------         -----------         -----------         -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from contributions                          6,894,234         100,847,407             130,838          41,246,290
   Fair value of withdrawals                           (6,157,463)        (16,631,283)         (4,404,267)         (3,244,937)
                                                      -----------         -----------         -----------         -----------
       Net increase (decrease) in
         net assets resulting from
         beneficial interest transactions                 736,771          84,216,124          (4,273,429)         38,001,353
                                                      -----------         -----------         -----------         -----------
Total increase (decrease) in net assets                 3,486,571          85,874,142          (2,342,612)         38,367,463

NET ASSETS:
   Beginning of period                                 85,874,142                  --          38,367,463                  --
                                                      -----------         -----------         -----------         -----------
   End of period                                      $89,360,713         $85,874,142         $36,024,851         $38,367,463
                                                      -----------         -----------         -----------         -----------
                                                      -----------         -----------         -----------         -----------

*<F75>  Commencement of Operations

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS

                                                         BALANCED MASTER PORTFOLIO          DIVERSIFIED EQUITY MASTER PORTFOLIO
                                                   -------------------------------------   -------------------------------------
                                                        FOR THE             FOR THE             FOR THE             FOR THE
                                                    SIX MONTHS ENDED  PERIOD 11/1/01*<F76>  SIX MONTHS ENDED  PERIOD 11/1/01*<F76>
                                                   DECEMBER 31, 2002    THROUGH 6/30/02    DECEMBER 31, 2002    THROUGH 6/30/02
                                                   -----------------    ---------------    -----------------    ---------------
                                                      (UNAUDITED)                             (UNAUDITED)
OPERATIONS:
   Net investment income                              $   172,100         $   184,582         $   252,365         $   337,301
   Net realized gain (loss) on:
       Investments sold                                  (698,763)           (303,714)         (6,706,852)         (1,700,378)
       Option contracts expired or closed                      --                (801)                 --                  --
       Futures contracts closed                             7,949              (8,671)                 --                  --
   Net change in unrealized
     appreciation / depreciation on:
       Investments                                       (917,691)            (18,684)         (3,258,769)             22,562
       Written options                                         --               8,468                  --                  --
       Futures contracts                                   (6,045)             (7,337)                 --                  --
                                                      -----------         -----------         -----------         -----------
       Net decrease in net assets
         resulting from operations                     (1,442,450)           (146,157)         (9,713,256)         (1,340,515)
                                                      -----------         -----------         -----------         -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from contributions                          5,567,922          24,026,205           7,635,141          90,259,050
   Fair value of withdrawals                             (853,397)           (540,872)         (7,456,142)         (3,234,109)
       Net increase in
         net assets resulting from
         beneficial interest transactions               4,714,525          23,485,333             178,999          87,024,941
                                                      -----------         -----------         -----------         -----------
Total increase (decrease) in net assets                 3,272,075          23,339,176          (9,534,257)         85,684,426

NET ASSETS:
   Beginning of period                                 23,339,176                  --          85,684,426                  --
                                                      -----------         -----------         -----------         -----------
   End of period                                      $26,611,251         $23,339,176         $76,150,169         $85,684,426
                                                      -----------         -----------         -----------         -----------
                                                      -----------         -----------         -----------         -----------

*<F76>  Commencement of Operations

                     See Notes to the Financial Statements.

CCM ADVISORS FUNDS - MASTER INVESTMENT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (Unaudited)

1.  ORGANIZATION

The CCM Advisors Funds (the "Trust") was organized as a Delaware Business Trust on December 27, 2000 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Limited Maturity Fixed Income Master Portfolio ("Limited Maturity Portfolio"), The Full Maturity Fixed Income Master Portfolio ("Full Maturity Portfolio"), The Balanced Master Portfolio ("Balanced Portfolio"), The Diversified Equity Master Portfolio ("Diversified Portfolio"), The U.S. Equity Growth Master Portfolio ("U.S. Equity Portfolio"), The International Core Equity Master Portfolio ("International Portfolio"), and The U.S. Government Money Market Master Portfolio ("U.S. Government Money Market Portfolio") (the "Master Portfolios"). As of December 31, 2002, the U.S. Equity Portfolio, the International Portfolio, and the U.S. Government Money Market Portfolio had not commenced operations. Pursuant to the 1940 Act, the Master Portfolios are "non-diversified" series of the Trust. The Limited Maturity Portfolio, Full Maturity Portfolio, Balanced Portfolio, and Diversified Portfolio commenced operations on November 1, 2001.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds' proportionate interest in the Master Portfolio.

The investment objectives of the Master Portfolios are set forth below.

LIMITED MATURITY PORTFOLIO

Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities and maintains an average dollar-weighted portfolio maturity of five years or less.

FULL MATURITY PORTFOLIO

Seeks over the long term the highest level of income consistent with preservation of capital. Invests primarily in high quality fixed income securities. There is no restriction on the maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

BALANCED PORTFOLIO

Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

DIVERSIFIED PORTFOLIO

Seeks long-term capital growth. Invests primarily in equity securities and securities having equity characteristics.

2.  SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATIONS

Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange (whether domestic or foreign) or the Nasdaq Stock Market for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m. Eastern time on the day the valuation is made. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Short-term securities, or securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios.

ACCOUNTING FOR FUTURES

The Master Portfolios may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When a Master Portfolio enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as a guarantee that it will meet the futures commitment. Each day the Master Portfolio receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Master Portfolio seeks to close out a contract and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

ACCOUNTING FOR OPTIONS

The Master Portfolios may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Master Portfolio pays a premium whether or not the option is exercised. Additionally, the Master Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Master Portfolio writes an option, the premium received by the Master Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options, which expire unexercised, are recorded by the Master Portfolio on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Master Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Master Portfolio. In writing an option, the Master Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Master Portfolio could result in the Master Portfolio selling or buying a security or currency at a price different from the current market value.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Master Portfolio of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Master Portfolio's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Master Portfolio could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same securities are less than the repurchase price.

WHEN-ISSUED SECURITIES

The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

EXPENSE ALLOCATION

Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interest in the Master Portfolio.

FEDERAL INCOME TAXES

Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Therefore, the Master Portfolios believe they will not be subject to any federal income tax on their income and net realized capital gains (if any). However, each investor in the Master Portfolios will report its allocable share of the Master Portfolio's income and capital gains for purposes of determining its federal income tax liability.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

OTHER INFORMATION

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Securities transactions are recorded on the trade date.

3.  INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the "Agreement") with CCM Advisors, LLC (the "Advisor"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreement, the Master Portfolios compensate the Advisor for its management services at the annual rate of 0.50% of each Master Portfolio's average daily net assets for the Limited Maturity Portfolio and the Full Maturity Portfolio, and an annual rate of 0.75% of each Master Portfolio's average daily net assets for the Balanced Portfolio and the Diversified Portfolio.

4.  SECURITIES TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and options, for the six months ended December 31, 2002 were as follows:

                                               Purchases                                 Sales
                                     -----------------------------           -----------------------------
                                     U.S. Government         Other           U.S. Government         Other
                                     ---------------         -----           ---------------         -----
   Limited Maturity Portfolio                   $0         $50,527,763                  $0         $47,165,101
   Full Maturity Portfolio              $2,367,185         $33,889,979          $3,071,682         $35,797,324
   Balanced Portfolio                   $5,741,333         $17,077,102          $4,614,939         $13,504,368
   Diversified Portfolio                        $0         $33,816,933                  $0         $35,555,839

As of December 31, 2002, unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

                                       Net
                                   Appreciation     Appreciated     Depreciated
                                  (Depreciation)    Securities      Securities
                                  -------------     ----------      ----------
   Limited Maturity Portfolio       $1,595,652      $1,627,816        $(32,164)
   Full Maturity Portfolio          $1,340,063      $1,923,557       $(583,494)
   Balanced Portfolio              $(1,565,928)       $900,796     $(2,466,724)
   Diversified Portfolio           $(7,113,821)     $5,395,990    $(12,509,811)

At December 31, 2002, the cost of investments for federal income tax purposes was $86,783,972, $35,837,710, $27,995,627, and $81,638,792 for The Limited
Maturity Portfolio, The Full Maturity Portfolio, The Balanced Portfolio, and The Diversified Portfolio, respectively. Any differences between book and tax cost basis are due to wash sale losses.

5.  OPTION CONTRACTS WRITTEN

The Master Portfolios did not write or cover any options during the six months ended December 31, 2002.

6.  FUTURES CONTRACTS

At December 31, 2002, the Full Maturity Portfolio had entered into futures contracts. The net unrealized appreciation (depreciation) is included in the corresponding Feeder Funds' net unrealized appreciation (depreciation) section of their financial statements. The terms of the open contracts are as follows:

FULL MATURITY PORTFOLIO

       Number               Underlying                   Market Value of                  Unrealized
    of Contracts            Instrument                Underlying Instrument      Appreciation (Depreciation)
    ------------            ----------                ---------------------      ---------------------------
          6         10 Year Agency Future                     $668,813                     $12,720
                    March, 2003
         (3)        5 Year Treasury Note Future              $(339,750)                    $(6,367)
                    March, 2003
        (15)        10 Year Treasury Note Future           $(1,725,703)                   $(21,459)
                    March, 2003

7.  SELECTED FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios for the six months ended December 31, 2002 were as follows:

                                                              Limited Maturity    Full Maturity      Balanced    Diversified
                                                                 Portfolio          Portfolio       Portfolio     Portfolio
                                                              ----------------    -------------     ---------     ---------
Total Return                                                       3.31%              5.32%          (6.17)%      (11.42)%
Ratio of expenses to average net assets*<F77>                      0.71%              0.96%           1.38%         0.98%
Ratio of net investment income to average net assets*<F77>         3.12%              4.55%           1.38%         0.69%
Portfolio turnover rate                                           54.32%             99.69%          82.53%        46.57%

*<F77>  Annualized

8.  SECURITIES LENDING

As of December 31, 2002, the Master Portfolio had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Advisor. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received. The value of the securities on loan and the value of the related collateral were as follows:

                                             Securities         Collateral
                                             ----------         ----------
     CCM Advisor Limited Maturity           $43,637,815         $44,495,775
     CCM Advisor Full Maturity               $9,017,971          $9,183,595
     CCM Advisor Balanced                    $8,615,450          $8,884,952
     CCM Advisor Diversified Equity         $30,237,994         $31,433,533

9.  ACQUISITION INFORMATION

On December 30, 2002, The AHA Diversified Fund acquired, through a non-taxable exchange, substantially all of the net assets of the Kenilworth Fund. As part of the acquisition, the CCM Diversified Portfolio received securities from the AHA Diversified Fund with a market value of $6,586,601. The securities that were contributed by the AHA Diversified Fund from the Kenilworth acquisition contributed $1,166,802 of net unrealized appreciation for tax purposes to the Diversified Portfolio. This unrealized appreciation will be allocated solely from the Diversified Portfolio to the AHA Diversified Fund.

10.  TRUSTEES AND OFFICERS

The table below provides information about each of the trustees and officers of the CCM Advisors Funds (the "Trust"), including biographical information about their business experience and information about their relationships with CCM Advisors, LLC. The mailing address of each trustee and officer is 190 South LaSalle Street, Suite 2800, Chicago, IL 60603.

                                       DATE FIRST                                             NUMBER OF
                                       ELECTED OR                                           PORTFOLIOS IN
NAME AND                              APPOINTED TO               PRINCIPAL                  FUND COMPLEX         OTHER
 AGE AT             POSITIONS HELD  OFFICE AND TERM            OCCUPATION(S)                 OVERSEEN BY     DIRECTORSHIPS
12/31/02              WITH TRUST    OF OFFICE**<F79>        DURING PAST 5 YEARS            TRUSTEE***<F80>        HELD
--------            --------------  ----------------        -------------------            ---------------   -------------
TRUSTEES WHO ARE "INTERESTED PERSONS"*<F78>

Douglas D. Peabody    Trustee and     Since 2001        Managing Director, CCM Advisors,         14       Trustee, CCMA Select
39                    President                         LLC (since Jan. 2001); Managing                   Investment Trust (an
                                                        Director Convergent Capital                       open-end investment
                                                        Management Inc. (since 1999);                     company) (2 portfolios).
                                                        formerly Principal, Eager Manager
                                                        Advisory Services (1991 to 1999).

*<F78>  Mr. Peabody is a trustee who is an "interested person" of the Trust as defined in the Investment Company Act of 1940 because he is a Managing Director of the Trust's investment adviser, CCM Advisors, LLC.

TRUSTEES WHO ARE NOT "INTERESTED PERSONS"

Charles V. Doherty    Trustee         Since 2001        Managing Director, Madison               14       Trustee, CCMA Select
69                                                      Advisory Group (a registered                      Investment Trust (an
                                                        investment adviser).                              open-end investment
                                                                                                          company) (2 portfolios);
                                                                                                          Trustee, Wayne Hummer
                                                                                                          Investment Trust (an
                                                                                                          open-end investment
                                                                                                          company) (4 portfolios);
                                                                                                          Director, Lakeside Bank;
                                                                                                          Director, Knight Trading
                                                                                                          Group, Inc. (holding
                                                                                                          company for securities
                                                                                                          broker); Director, Howe
                                                                                                          Barnes Investments, Inc.
                                                                                                          (securities broker);
                                                                                                          Director, Brauvin Capital
                                                                                                          Trust, Inc. (REIT);
                                                                                                          Director, Bank of
                                                                                                          America Financial
                                                                                                          Products, Inc.

Frank A. Ehmann       Trustee         Since 2001        Retired; Director, American              14       Trustee, CCMA Select
69                                                      Healthways (provider of diabetes and              Investment Trust (an
                                                        cardiac disease management services               open-end investment
                                                        to health plans and hospitals) (since             company) (2 portfolios);
                                                        1989); Director, Genderm Corp.                    Director, SPX Corp.
                                                        (dermatology company offering                     (global provider of
                                                        prescription and non-prescription                 technical products and
                                                        treatments for skin conditions)                   systems, industrial
                                                        (1997-2000).                                      products and services,
                                                                                                          flow technology and
                                                                                                          service solutions) (since
                                                                                                          1989); formerly Director
                                                                                                          and President, United
                                                                                                          Stationers (wholesale
                                                                                                          distributor of business,
                                                                                                          computer, and facilities
                                                                                                          management products).

John D. Oliverio      Trustee         Since 2001        Chief Executive Officer, President       14       Trustee, CCMA Select
50                                                      and Director, Wheaton Franciscan                  Investment Trust (an
                                                        Services, Inc. (parent organization               open-end investment
                                                        for more than 100 health and shelter              company) (2 portfolios);
                                                        service organizations) (since 1984),              Director, Hewitt Series
                                                        Director of the following: Affinity               Trust (an open-end
                                                        Health Systems (since 1995),                      investment company)
                                                        Covenant Health Care System (since                (since 1998)
                                                        1989), All Saints Health System                   (2 portfolios).
                                                        (since 1992), Franciscan Ministries,
                                                        Inc. (the holding company for
                                                        Wheaton Franciscan Services, Inc.' s
                                                        housing entities) (since 1998) and
                                                        United Health System (since 1998).

Edward M. Roob        Trustee         Since 2001        Retired; prior thereto, Senior Vice      14       Trustee, CCMA Select
68                                                      President, Daiwa Securities America               Investment Trust
                                                        Inc. (1986-1993); Arbitrator, New                 (2 portfolios); Trustee,
                                                        York Stock Exchange and National                  Fort Dearborn Income
                                                        Association of Securities Dealers;                Securities, Inc. (since
                                                        Director, Brinson Trust Company                   1994); Director, UBS
                                                        (since 1993); Committee Member,                   Funds, Inc. (since 1995);
                                                        Chicago Stock Exchange (1993 to 1999).            Director, UBS
                                                                                                          Relationship Funds
                                                                                                          (since 1995); Director,
                                                                                                          UBS Supplementary
                                                                                                          Trust (since 1997)
                                                                                                          (1 portfolio).

 **<F79> Trustees of the Trust serve a term of indefinite length until resignation or removal and stand for re-election by shareholders only as and when required by the Investment Company Act of 1940. Officers serve a term of indefinite length until their respective successors are elected and qualified.
***<F80> Each Trustee currently serves on the Board of the Trust (7 portfolios). Messrs. Peabody, Doherty, Ehmann, Oliverio and Roob also serve on the Board of Directors of the AHA Investment Funds, Inc. (7 portfolios).

                                       DATE FIRST
                                       ELECTED OR
NAME AND                              APPOINTED TO               PRINCIPAL                                       OTHER
 AGE AT             POSITIONS HELD  OFFICE AND TERM            OCCUPATION(S)                                 DIRECTORSHIPS
12/31/02              WITH TRUST    OF OFFICE*<F81>         DURING PAST 5 YEARS                                   HELD
--------            --------------  ----------------        -------------------                              -------------
Gregory P. Francoeur  Treasurer       Since 2002        Director of Finance, Convergent Capital            None
31                                                      Management Inc. (since 1997); prior thereto,
                                                        Auditor, Price Waterhouse LLP (1993-1997).


Timothy G. Solberg    Secretary       Since 2001        Managing Director, CCM Advisors, LLC               Director, AHA
49                                                      (since 2001); formerly Director of Marketing       Investment Funds, Inc.
                                                        and Client Services, Hewitt Investment Group,      (an open-end investment
                                                        a Division of Hewitt Associates LLC.               company) (7 portfolios).

Susan M. Brown        Vice President  Since 2001        Vice President, Administration, CCM Advisors,      None
36                                                      LLC; prior thereto, Office Manager, Essex
                                                        Woodlands Health Ventures.

*<F81> Officers serve a term of indefinite length until their respective successors are elected and qualified.

                           AHA INVESTMENT FUNDS, INC.
                      190 SOUTH LASALLE STREET, SUITE 2800
                            CHICAGO, ILLINOIS  60603
                                 1-800-445-1341

                         INVESTMENT ADVISOR
                         CCM Advisors, LLC
                         190 South LaSalle Street, Suite 2800
                         Chicago, Illinois  60603

                         ADMINISTRATOR, TRANSFER AGENT AND
                         DIVIDEND DISBURSEMENT AGENT
                         U.S. Bancorp Fund Services, LLC
                         P.O. Box 701
                         Milwaukee, Wisconsin  53201-0701

                         CUSTODIAN
                         U.S. Bank, N.A.
                         425 Walnut Street
                         6th Floor, M.L. 6118
                         Cincinnati, Ohio  45202

                         LEGAL COUNSEL
                         Bell, Boyd & Lloyd LLC
                         Three First National Plaza
                         70 West Madison Street
                         Chicago, Illinois  60602

                         INDEPENDENT AUDITORS
                         Ernst & Young LLP
                         Sears Tower
                         233 South Wacker Drive
                         Chicago, Illinois  60606

                         DISTRIBUTOR
                         Quasar Distributors, LLC
                         615 East Michigan Street
                         Milwaukee, Wisconsin  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.